________________________________________________________________________________

                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549
                            ___________________

                                 FORM 10-K

               FOR ANNUAL AND TRANSITION REPORTS PURSUANT TO
        SECTIONS 13 OR 15(d) OF THE SECURITIES EXCHANGE ACT OF 1934

   [X]  ANNUAL REPORT PURSUANT TO SECTION 13 OR 15(d) OF THE SECURITIES
                           EXCHANGE ACT OF 1934
               For the fiscal year ended December 31, 1995

[X]  TRANSITION REPORT PURSUANT TO SECTION 13 OR 15(d) OF THE SECURITIES
                           EXCHANGE ACT OF 1934
For the transition period from ____________________ to ____________________

                     Commission File Number: 2-98277C

                     THE COLONEL'S INTERNATIONAL, INC.
          (Exact name of registrant as specified in its charter)

              MICHIGAN                                     38-3262264
   (State or other jurisdiction                         (I.R.S. employer
of incorporation or organization)                      identification no.)

  620 SOUTH PLATT ROAD, MILAN, MICHIGAN                       48160
(Address of principal executive offices)                   (Zip code)

    REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:  (313) 439-4200

 Securities registered pursuant to Section 12(g) of the Act:  Common Stock,
                          $0.01 Par Value

Indicate by check mark whether the registrant: (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes _X_            No ___

Indicate by check mark if disclosure of delinquent filers pursuant to Item 405 of Regulation S-K is not contained herein, and will not be contained, to the best of registrant's knowledge, in definitive proxy or information statements incorporated by reference in Part III of this Form 10-K or any amendment to this Form 10-K. _X_


Number of shares outstanding of the registrant's Common Stock, $0.01 par value (excluding shares of treasury stock) as of March 25, 1996: 24,177,830

The aggregate market value of the registrant's voting stock held by non-affiliates of the registrant based on the closing price on the Nasdaq SmallCap Market on March 14, 1996: $3,803,469
________________________________________________________________________________













































                                PART I

ITEM 1.  BUSINESS

    Effective December 31, 1995, Brainerd International, Inc. ("Brainerd") merged with and into The Colonel's International, Inc. (the "Company"), pursuant to an agreement and plan of reorganization (the "Merger"). The Company was the surviving corporation and the separate existence of Brainerd ceased at the effective time of the Merger. Prior to the Merger, Brainerd was a Minnesota corporation. The Company is a Michigan corporation.

    Prior to the Merger, Brainerd common stock was traded on the National Association of Securities Dealers, Inc. ("Nasdaq") SmallCap Market. Effective January 2, 1996, Brainerd common stock (trading symbol "BIRI") was delisted from the Nasdaq SmallCap Market and common stock of the Company (trading symbol "COLO") was listed on the SmallCap market.

    Pursuant to a separate agreement and plan of merger, Brainerd Merger Corporation, a wholly owned subsidiary of Brainerd, was merged with and into The Colonel's, Inc., a Michigan corporation ("The Colonel's"). The Colonel's was the surviving corporation in that merger and the separate existence of Brainerd Merger Corporation ceased at the effective time of that merger. Shares of common stock in The Colonel's were converted into the right to receive an aggregate amount of 23,500,000 shares of common stock in the Company.

    As a result of these transactions, The Colonel's became a wholly owned subsidiary of the Company. Brainerd transferred all of its operating assets to Brainerd International Raceway, Inc., a Minnesota corporation and a wholly owned subsidiary of the Company ("Brainerd International Raceway"). The Company is a holding company with no significant operations of its own. The Company has two wholly owned subsidiaries, which are The Colonel's and Brainerd International Raceway. A description of the business of these two subsidiaries follows.

    THE COLONEL'S, INC.

    GENERAL. The Colonel's is a leading domestic manufacturer of plastic replacement bumpers and facias for the automotive aftermarket industry in North America. The Colonel's designs, manufactures and distributes plastic bumpers, facias, support beams and brackets for application as replacement collision parts for domestic automobile models. In addition, The Colonel's purchases and resells plastic replacement bumpers and facias for use as replacement collision parts on import automobile models and for models manufactured domestically by foreign-based automobile manufacturers, and manufactures parts for these models to a limited extent. In late

                       -2-

1995, The Colonel's also began production of pickup truck bedliners. The Colonel's manufactures its products through the use of reaction injection molding, plastic injection molding and thermoforming technology at its manufacturing facilities in Michigan.

    The Colonel's distributes its products through warehouses operated by The Colonel's located in Michigan, Texas, Arizona and Arkansas. The Colonel's sells its products through a network of independent distributors located in all fifty states, The District of Columbia, Puerto Rico, Canada, Mexico and The Bahamas.

    The Colonel's strategy is to provide a readily available, high quality, low cost alternative to original equipment manufacturer ("OEM") replacement bumpers, facias, truck bedliners and other plastic components through The Colonel's streamlined manufacturing process and extensive distribution network.

    As of December 31, 1995, The Colonel's had 243 employees.

    PRODUCTS. The Colonel's designs, manufactures and distributes plastic bumpers, facias, support beams and brackets for application as replacement collision parts for current, high volume, domestic automobile models. The Company has added the design and manufacture of pickup truck bedliners, tailgate covers and rail kits. The Colonel's also purchases and resells plastic bumpers and facias for application as replacement collision parts on current, high volume, import automobile models, including automobiles manufactured domestically by foreign-based companies. The products manufactured and sold by The Colonel's are primarily plastic molded front and rear bumper panels designed for application to specific automobile makes and models. The Colonel's products are sold for distribution to collision repair shops, dealers and others in the automobile aftermarket collision industry and are used for the replacement of damaged automobile bumpers and related components.

    The table set forth below shows The Colonel's sales for the years ended December 31, 1995, 1994 and 1993 divided between products that are manufactured by The Colonel's and products that are purchased by The Colonel's from other manufacturers and marketed by The Colonel's:

                                        1995   1994    1993
               Manufactured Products     92%    89%     90%
               Purchased Products         8%    11%     10%

     Each product manufactured or distributed by The Colonel's is designed for application to an automobile of a specific make, model and year. Certain products may have more than one application because different but similarly designed automobile models may have identical
                       -3-
bumpers or plastic molded components or because different years of the same model automobile may have identical bumpers or plastic molded components. In selecting products to manufacture and distribute, The Colonel's targets high volume automobile models and models that statistically incur a higher frequency of accidents, since these models support a higher volume of product sales for each dollar invested in production tooling.

     A majority of the specified parts manufactured by The Colonel's are produced to meet the design standards and engineering tolerances of the Certified Auto Parts Association ("CAPA"), a national standard setting organization. A sticker acknowledging compliance with these standards and tolerances is affixed to each certified part manufactured by The Colonel's. CAPA is an independent association that publishes specifications for high quality aftermarket automobile body parts and certifies specific products as equivalent to factory built service and replacement body parts. CAPA only certifies parts for domestic automobile models. Approximately 72% of the automotive components manufactured by The Colonel's are examined and tested by CAPA and are certified as equivalent or superior to comparable OEM replacement parts in terms of fit, form, function and material grade. The Colonel's certified products are listed in the nationally distributed CAPA Directory of Certified Competitive Auto Parts and the CAPA certification of The Colonel's products is generally relied upon throughout the automobile aftermarket industry and the automobile insurance industry as an assurance of quality and dependability.

     As of December 31, 1995, The Colonel's manufactured and distributed molded plastic replacement components for a total of 415 automotive applications and purchased and distributed replacement components for approximately 1,300 automotive applications. The Colonel's anticipates continuing to manufacture and distribute replacement components for an equal or greater number of applications in future operations. Although The Colonel's has no specific plans at this time to manufacture additional types of plastic automotive replacement components, The Colonel's believes that there are numerous additional automobile applications for its manufacturing process including doors, hoods, fenders and other body or interior components and believes that plastic components will continue to be utilized in an increased number of applications by automobile OEMs. Only new tooling for the injection presses and certification of new products need be obtained to add additional applications to existing lines. Additionally, The Colonel's existing manufacturing facilities have the capacity to produce an increased volume of products through the addition of work shifts.

     The Colonel's present inventory of new bumpers covers 415 different bumper applications. According to their most recent sales brochures and literature, none of The Colonel's domestic competitors offer more than 98 applications and none of its foreign competitors

                       -4-
offer more than 190. Although The Colonel's believes that it is number one in sales of non-OEM aftermarket automotive bumpers, specific sales information is not available on The Colonel's competitors because they are privately held companies and do not publicly report sales information.

     The Colonel's believes it maintains a significant market advantage by offering its automotive replacement components at lower prices than those offered by OEMs for comparable replacement components. The Colonel's believes that its products are equivalent in quality, durability and function to OEM manufactured replacement components, but are generally sold at prices which are less than the OEM suggested list price. Furthermore, The Colonel's believes its competitive pricing secures a significant market advantage for its products in the aftermarket collision industry. Competitive pricing of collision parts is generally believed to be particularly important to automobile insurance companies which fund the purchase of a significant percentage of automotive crash replacement parts.

     The Colonel's provides a limited lifetime warranty against defects in material and workmanship and guarantees that the products generally meet or exceed factory and industry specifications.

     The Colonel's has two patents with respect to its products. The patents relate to the manufacture of bedliners.

     MANUFACTURING. In Milan, Michigan, The Colonel's uses two distinct chemical processes to manufacture its plastic products. The production cycle for each process is similar. Raw materials are introduced into a machine press that contains a machined tool or mold. Heat and pressure are applied to the raw materials, forcing them into the shape of the mold. The resulting plastic molded part is then removed from the molds to an adjacent work station where small amounts of excess plastic are trimmed from each part. After trimming, the part is cleaned and placed on a conveyor belt leading to the paint application room. There, the part is typically painted with a water-based black primer finish. After the finish is dried in infrared ovens on the conveyor belt, each part is then labeled and placed in a plastic bag, packaged in boxes of five and shipped or stored for shipment.

     In Owosso, Michigan, The Colonel's uses extruders to form plastic pellets into large sheets that are then used by a thermoformer to mold the sheets into bedliner products. In this process, the sheets are heated into a very flexible state. The hot plastic is then placed over a mold where the plastic is drawn into the mold using vacuum pressure. The bedliner and tailgate are made at one time. The parts are then hand-trimmed and stacked on a skid for shipment.



                       -5-
     The Colonel's primarily uses custom molding machines manufactured by Cincinnati Milacron, which management believes are generally recognized as state-of-the-art for the industry. The toolings are primarily made of zinc alloy, aluminum, or steel and are built to The Colonel's custom specifications. The Colonel's presently maintains over 330 specially designed tools, enabling production of approximately 415 different automotive applications.

     The primary manufacturing process used by The Colonel's is referred to as Reaction Injection Molding or the "RIM" process. Because the RIM process is a low-temperature, low-pressure operation, The Colonel's can use zinc alloy tools for a majority of its manufacturing. Zinc alloy tools are less expensive to build than conventional steel injection molds.

     The raw materials for the RIM process, consisting of polyol and polyisocyanate, are available from several sources. The materials are stored in two large closed tanks and are distributed to the presses by a computer-regulated flow monitoring system. In the RIM process, two reactive streams (a polyol containing extenders, catalysts and a blowing agent; and a polyisocyanate) are mixed together under controlled temperature and pressure while being injected into the tooling attached to each press.

     The RIM tool is filled to approximately 90% of capacity during the injection process. A chemical reaction causes the material to heat and expand, forcing air out through a vent, and allowing the material to fill the mold completely. The result is a microcellular plastic elastomeric or polyurethane part. The polyurethane part produced is lightweight, corrosion resistant, and will recover its original form after minor impact, lessening the likelihood of automobile body damage at very low speeds.

     An alternative process used by The Colonel's is referred to as injection molding. In injection molding, small pellets containing reactive polymers and catalysts are melted through heat and pressure. The melted material is forced into the mold until it is completely filled. The result is a thermoplastic olefin polypropylene part. A significant benefit of this process is that excess plastic can be reused after it has been trimmed off a completed part. Additionally, a part manufactured using this injection molding process that is damaged in production or rejected as scrap for quality-control reasons can be reground into pellets and completely recycled and used as raw material in the injection molding process. The recycling ability offered by the injection molding process appears increasingly important with steadily rising solid waste disposal costs.

     At the end of each production run, the tooling and the last part produced by the tooling are inspected by production personnel.
Preventive maintenance and repair of the tooling are performed on-site

                       -6-
by The Colonel's tool and die personnel in order to minimize waste, reduce down-time, prolong tooling life, and maintain product quality.

     The Colonel's manufacturing facility in Milan, Michigan houses 7 reaction injecting molding machines and 6 injection molding machines. Those machines had the combined capacity to produce the number of units sold in 1995 without operating a second or third shift. The Colonel's believes that it will be able to fully meet all of its customers' 1996 and 1997 orders by running a first shift year round and a limited second shift workforce during the four-month period of time preceding and during the winter months, when demand for automotive crash parts is traditionally the greatest.

     The manufacturing facility in Owosso houses two large extruders and six large thermoforming machines. It is management's best estimate that those machines are expected to produce enough units to meet anticipated customer demands running two shifts.

     The Colonel's has purchased raw materials from three primary suppliers, Dow Chemical Company, Montel, Inc. (formerly Himont Advanced Materials) and Phillips Petroleum on open credit terms for over ten years. The Colonel's does not maintain any fixed quantity or requirements contract with either supplier. The Colonel's is not contractually obligated to purchase any minimum quantity from either supplier and neither supplier is obligated to sell product to The Colonel's at any predetermined quantity or any predetermined price. The Colonel's generally estimates and orders raw materials for production by individual purchase orders at approximately ten-day to two-week intervals. Similarly, The Colonel's orders molding machines and tooling from Cincinnati Milicron by individual purchase order and does not maintain any agreement with Cincinnati Milicron, HPM or Brown Machinery concerning the purchase of manufacturing equipment. The Colonel's has not experienced any material difficulties in obtaining raw materials or equipment for production as needed and management of The Colonel's believes that the absence or unavailability of any current source of raw materials or equipment for production would not have a material adverse effect on The Colonel's because an adequate number of alternative sources for both raw materials and production equipment exist to satisfy production requirements in a timely manner.

     DISTRIBUTION AND SALES; PROPERTIES. The Colonel's products are distributed nationally from The Colonel's manufacturing facilities and from affiliated warehouse facilities. The Colonel's manufacturing facilities are located in Milan and Owosso, Michigan. Products are shipped by The Colonel's directly from its manufacturing facilities to customers or to distribution warehouses operated by The Colonel's or its distributors. The Colonel's does not maintain any fixed quantity or requirement contracts (or distributor agreements) with any customers. All sales are made in response to individual orders from customers and distributors. Price terms are determined by the volume

                       -7-
each customer buys during each calendar month and credit terms are standard. The Colonel's believes that its success has been achieved in part because of an emphasis on rapid delivery of customer orders. To accomplish this, The Colonel's maintains large inventories of the products it manufactures. The Colonel's, Inc. fills orders from existing inventory stock and does not build parts to fill a particular customer's order. Customer orders are generally filled and shipped within 48 hours after their receipt. For these reasons, The Colonel's has virtually no backlog of product orders.

     The Milan manufacturing plant is a 350,000 square foot facility (plus a 45,000 square foot covered crane bay) situated on a 62 acre site on the outskirts of Milan, Michigan. Milan is located approximately 10 miles south of Ann Arbor, Michigan, 60 miles west of Detroit, and 25 miles northwest of Toledo, Ohio. There is sufficient room to expand the physical plant. The Milan plant manufactures the aftermarket bumper fascias. This facility is leased from a company owned by Donald and Patsy Williamson.

     The new Owosso manufacturing facility occupies a 210,000 square foot building located on 27 acres on the outskirts of Owosso,
Michigan.   The Colonel's former manufacturing plant (lost due to a
fire in 1993) was located at the other end of town. Owosso is located about 100 miles north west of Milan, Michigan and about 30 miles north east of Lansing, Michigan. The building has power capacities exceeding current use and would permit expansion if necessary. This plant manufactures the truck accessories. This facility is leased from a company owned by Donald and Patsy Williamson.

     The Colonel's Sales Manager and a staff of four sales personnel have responsibility for sales and distribution of The Colonel's products, promotion and advertising. The sales staff is located in Milan, Michigan.

     The Colonel's operates a warehouse distribution facility in Houston, Texas. The distribution facility is approximately 25,410 square feet in size, has four full-time employees of The Colonel's and is leased by The Colonel's pursuant to a lease agreement having a term through July 1998.

     The Colonel's operates a second warehouse distribution facility in Dallas, Texas. This distribution facility is approximately 25,000 square feet in size, has five full-time employees of The Colonel's and is leased by The Colonel's pursuant to a lease agreement having a term through September 1998.






                       -8-
     The Colonel's operates a third warehouse distribution facility in Phoenix, Arizona. This distribution facility is approximately 52,360 square feet in size, has four full-time employees of The Colonel's and is leased by The Colonel's pursuant to a lease agreement having a term through January 2000.

     The Colonel's fourth warehouse is in West Memphis, Arkansas.
This warehouse and distribution facility of approximately 45,000 square feet and six full-time employees sells chrome-plated steel bumpers and custom chrome trim pieces. The Colonel's Factory Outlet of Arkansas, Inc., an Arkansas corporation, occupies a 55,000 square foot manufacturing facility which manufactures chrome-plated steel bumpers and its products are sold to The Colonel's Distribution Warehouses and to many of the same customers as The Colonel's. Donald
J. Williamson, President and Chief Executive Officer of the Company, owns all of the issued and outstanding capital stock of The Colonel's Factory Outlet of Arkansas, Inc.

     The Colonel's bedliner division operates out of a newly renovated 219,000 square foot building in Owosso, Michigan. This division of The Colonel's manufactures bedliners and leases the building from a company owned by Donald and Patsy Williamson.

     The Colonel's maintains a fleet of 26 trucks for the transportation and distribution of its products. The Colonel's trucks are maintained pursuant to capital and operating equipment leases and are operated by 17 full-time drivers employed by The Colonel's. Approximately 68% of The Colonel's products are delivered by The Colonel's trucks. The balance of The Colonel's products are shipped by common carrier FOB to customer's location at the customer's expense. The means of delivery utilized by The Colonel's in combination with fairly flexible manufacturing processes, allows orders to be filled on a substantially faster basis than by OEM competitors. Plastic replacement parts for import model automobiles purchased by The Colonel's internationally, for domestic resale, are generally transported to distribution warehouse facilities at The Colonel's expense.

     The Colonel's products are principally marketed through independent sales representatives and are sold primarily to automobile collision body shops, automobile aftermarket supply stores and to regional and national chain stores that sell automobile aftermarket parts. There are approximately 180 independent sales representatives for The Colonel's products who are located in all 50 states, The District of Columbia, Puerto Rico, Canada, Mexico and The Bahamas. Independent sales representatives for The Colonel's are not limited to exclusive sales of The Colonel's products and The Colonel's does not have any written agreements with its independent sales representatives. Compared with OEMs that generally sell only their own parts to service departments in a dealership network, The

                       -9-
Colonel's offers a relatively full line of replacement bumpers and facias for multiple automobile models and sells directly to distributors, body shops, automobile service centers and retail customers.

     The Colonel's sold products to over 205 customers throughout the United States, Canada, Mexico and the Caribbean during 1995. The Colonel's customer base has grown in each of the last ten years. In each of the last three years, at least 94% of the prior year's customers have continued to order products from The Colonel's. None of The Colonel's 305 active customers represent more than 10% of total sales.

     The Colonel's participates in industry and automotive trade shows each year, including Automobile Body Parts Association, Bumper Recyclers Association of North America and NACE, at which The Colonel's promotes its lines of plastic bumpers, facias, support beams and brackets. The Colonel's products are reviewed in national industry publications such as COLLISION PARTS JOURNAL, BODY LANGUAGE, and VOICE OF THE AUTOMOTIVE BODY PARTS ASSOCIATION and approximately 72% of The Colonel's products are listed in the Certified Automotive Parts Association Directory of Aftermarket Body Parts. The Colonel's also promotes its products through advertisements in specialized trade and consumer magazines, through distribution of various professionally prepared product catalogs and brochures and through publication of a quarterly newsletter distributed to customers. In addition, The Colonel's sponsors an annual conference and golf outing with its major customers and suppliers in order to strengthen customer and supplier relations and facilitate feedback with respect to product performance, emerging technology and current market demands.

     COMPETITION. The automotive aftermarket for plastic replacement bumpers and facias is highly competitive. The market is dominated by OEMs such as General Motors Corporation, Ford Motor Company, Chrysler Corporation, Toyota Motor Sales, U.S.A. Inc. and Nissan Motor Corp., U.S.A. These OEMs are more established and have greater financial resources than The Colonel's. These larger OEMs, however, also generally charge higher prices than The Colonel's for their products and generally distribute their products through their own automobile dealership networks rather than through independent distributors and body shops. Automobile insurance companies have successfully advocated the use of less expensive parts by body shops, and OEMs have lost market share in the collision parts market as a result. This may lead OEMs to reduce their prices or pursue such strategies as industrial rights litigation against aftermarket parts competitors.

     In addition, The Colonel's competes with other non-OEM manufacturers of plastic bumpers for the automotive aftermarket industry in North America. The Colonel's believes it is larger and offers a wider selection of products than any of its non-OEM

                      -10-
competitors. Recycling companies and auto salvage companies also compete with The Colonel's; however, The Colonel's believes that such competitors are generally small in size, service only local or regional markets, and offer products of varying quality.

     There are also a number of potential competitors to The Colonel's for the non-OEM market. Certain Asian-based companies manufacture replacement plastic automobile bumpers and facias for imported and domestically made foreign automobiles. The major Asian-based companies that offer competing products for sale in North America are
Tan Yang and Legion Mold, Tool & Manufacturing Co., Ltd.   There can
be no assurance that these foreign-based companies that manufacture plastic automotive replacement parts will not enter the domestic replacement bumper and facia market and directly compete with The Colonel's products.

     PLANT FIRE AND INSURANCE SETTLEMENT; PROPERTIES. On June 1, 1993, The Colonel's leased facility in Owosso, Michigan, which included its headquarters, sales offices, and principal manufacturing and warehouse facilities, was destroyed by a fire. The fire caused a complete loss of the 280,000 square foot leased facility and damaged inventory, equipment and other contents therein. As a result of the fire, The Colonel's transferred certain of its headquarters personnel and production to its production facility located in Sarasota, Florida, on an interim basis, to supplement a portion of the lost production of the Owosso facility.

     In November 1993, the Company relocated its principal operations and headquarters to Milan, Michigan, and is leasing a 350,000 square foot facility from a company owned by Donald and Patsy Williamson.
The Colonel's began production at the Milan facility in December 1993 and was producing the company's full range of products by August 1994. Subsequently, The Colonel's has ceased manufacturing operations in Florida and all manufacturing is now conducted at the Milan facility. The Colonel's believes the Milan manufacturing facility is suitable for the company's requirements and has adequate capacity to accommodate foreseeable production demands. In addition to The Colonel's manufacturing facility located in Milan, a description of all other manufacturing, sales and distribution facilities used by is The Colonel's contained under "Distribution and Sales; Properties."

     The Colonel's finalized negotiations with its insurance carrier for amounts to be received on all coverages in effect at the date of the fire. Total insurance proceeds received for the replacement cost of lost property, lost profits, and other direct costs of the fire were approximately $31,000,000, of which approximately $6,630,000 was due to a shareholder as indemnification of damages to the Owosso facility. The Colonel's recognized in other income a net gain of approximately $9,082,000 and $9,043,000 in 1994 and 1993,


                      -11-
respectively, which represents the amount by which The Colonel's insurance proceeds of $24,370,000 exceeded the sum of the net book value of the assets destroyed and the liabilities resulting from the fire.

BRAINERD INTERNATIONAL RACEWAY, INC.

     Because Brainerd International Raceway is a new corporation that has acquired substantially all of the assets of its predecessor, Brainerd, much of the following discussion describes the activities of Brainerd prior to the Merger. However, it is anticipated that Brainerd International Raceway will continue the business conducted by Brainerd prior to the Merger.

     GENERAL OPERATIONS. Brainerd International Raceway organizes and promotes various spectator events such as road and drag races, including races for sports cars, stock cars, motorcycles, and go-karts, and derives a substantial portion of its revenues from ticket sales and spectator attendance. In addition, Brainerd International Raceway permits the use of its racing facility by others who organize and promote racing events, and by individuals or commercial organizations who may use the Brainerd International Raceway for things such as automobile road testing or filming. All racing events, whether or not organized by Brainerd International Raceway, are conducted over a two to four-day period, usually encompassing a weekend.

     Brainerd International Raceway derives its revenues from four principal sources: (i) ticket sales; (ii) camping fees, concession sales, and track rentals; (iii) entry fees; and (iv) sponsorship fees. Sponsorship fees were received in 1995 from commercial businesses such as Viking Coca-Cola, Inc., Anheuser-Busch (Budweiser), Pontiac Motor Division, Champion Auto Stores, and R.J. Reynolds Company which promote their names and products at and in connection with the racing events. Sponsorship fees are contracted for and often paid in whole or in part several months prior to the commencement of each racing season. Entry fees are received from race participants.

     Brainerd International Raceway permits overnight camping during racing events within the area surrounded by the Brainerd International Raceway track, which will accommodate tents, trailers, and motor homes. In 1995, Brainerd (as predecessor of Brainerd International Raceway) charged from $10 per person to $16 per person for each weekend, or from $5 per person to $14 per person for one day, for use of the camping facilities. Material revenues from camping were received by Brainerd with respect to only six spectator events in 1995. Brainerd International Raceway uses a local nonprofit organization to manage the camping activities during the principal



                      -12-
spectator events. The nonprofit organization is currently paid 20% of the camping revenues generated by the events in exchange for which the organization supplies personnel to staff the gates to collect camping fees.

     Beer, soft drinks, candy, and fast food items such as hot dogs are served at concession stands at various locations around the raceway, but principally near the grandstand area. Brainerd allowed both for-profit and nonprofit organizations to operate the concession stands for the six principal spectator events in 1995. For all other 1995 events, Brainerd permitted a single for-profit organization to operate the concession stands. Brainerd International Raceway receives a percentage of the gross sales of all concessions, but neither Brainerd International Raceway nor any of its affiliates operates any of the concession stands. Brainerd International Raceway currently plans to continue its practice of allowing independent for-profit and nonprofit organizations to operate the concession stands.

     Brainerd International Raceway rents the raceway to other organizations to conduct races, hold driving schools, or to test or film motor vehicle operations. It has also rented the raceway for use as the site of a camping convention. The fee charged for such use varies and is negotiated in each case.

     For the calendar years 1995, 1994, and 1993, the percentage of revenues derived from Brainerd's various revenue sources were as follows:

         ACTIVITY                    1995          1994         1993
Ticket Sales                          68%           71%          70%
Track Rentals, Concessions
  and Camping Fees                    12%           11%          13%
Entry Fees                            11%            8%           9%
Sponsorship Fees                       9%           10%           8%

     During 1995, Brainerd organized and promoted seven major spectator events, including two drag races (the "Winston Drag Racing Series" and the "NHRA/Champion Auto Stores Nationals"), two special events (the "Champion Auto Stores Show & Go" and the "Champion Auto Stores Muscle Car Shootout"), one motorcycle race (the "Suzuki Classic"), one road race by stock cars (the "Pontiac Excitement 300") and one snowmobile race (the "ISOC/McDonald's 100").

     The Winston Drag Racing Series, held on June 3 and 4, 1995, was a drag racing event sponsored nationally by R.J. Reynolds Tobacco
Company of Winston-Salem, North Carolina. A drag race is generally conducted between two vehicles from a standing start over a one-quarter

                      -13-
mile track, using sophisticated starting and timing systems.
The Winston Drag Racing Series was sanctioned by the National Hot Rod Association (the "NHRA") and was one of a series of five events in the Central States Division of the NHRA. The Winston Drag Racing series was organized and promoted jointly by Brainerd and the NHRA, and included both professional and amateur drivers who paid Brainerd an entry fee. A similarly sponsored event has been held at the Brainerd International Raceway annually since 1977, with the exception of 1984, when there was a scheduling conflict. The Sponsorship Agreement with R.J. Reynolds Tobacco Company for this event will expire in December 1996, subject to the option of R.J. Reynolds Tobacco Company to extend the agreement for an additional two years. This event drew approximately 3,500 paid spectators in 1995, as compared to approximately 3,300 in 1994 and 3,100 in 1993. The event is scheduled for June 1 and 2, 1996.

     The Pontiac Excitement 300, held on June 24 and 25, 1995, was a 300 kilometer (180 mile) road race by stock cars driven by professional drivers and sanctioned by the American Speed Association (the "ASA"). The event was one of only two road races included in the ASA's AC-Delco Challenge Series. Most stock car races, including the remaining sixteen races in the AC-Delco Challenge Series, are held on oval tracks. The event in 1994 was sponsored by the Pontiac Motor Division of General Motors and was nationally televised on the Nashville Network cable television program. Management of Brainerd estimates that it realized operating losses of $63,700 and $154,000 on the event in 1994 and 1993, respectively. In 1995 the event was held with the ASA acting as the promoter of the event. Under such arrangement, Brainerd was paid rent in the amount of $10,000 and allowed to retain certain concession revenue from the event. This event is not scheduled for 1996.

     The Champion Auto Stores Show & Go event, held on July 1 and 2, 1995, was sponsored by Champion Auto Stores under an agreement which extends through 1998. This event featured "street rods," "street machines," antiques, and other classic cars that participated in both a car show and drag races emphasizing a "back-to-the-fifties" style. The drag racing portion of the event was sanctioned by the NHRA. The event had approximately 7,500 paid spectators in 1995 and 7,300 and 7,000 in 1994 and 1993, respectively. The event is scheduled for July 6 and 7, 1996.

     The Champion Auto Stores Muscle Car Shootout was held on July 22 and 23, 1995. As with the Show & Go event, this event is both a car show and a drag race. The Muscle Car Shootout involves 1974 to 1995 model year vehicles. The event is subject to the same sponsorship agreement as the Champion Auto Stores Show & Go event. The event had approximately 6,800 paid spectators in 1995 and 6,200 and 6,100 paid spectators in 1994 and 1993, respectively. The event is scheduled for August 3 and 4, 1996.

                      -14-
     The Suzuki Classic, held on July 14, 15, and 16, 1995, was one of a series of nine races conducted throughout the United States pursuant to the sanction of the American Motorcyclist Association (the "AMA"). The event featured six races of motorcycles operating on the road course. The races involved motorcycles of 250cc, 600cc, 750cc, and the Harley Davidson Twin Sport and Superbike classes. The event had approximately 8,600 paid spectators in 1995 compared to approximately 9,200 in 1994 and 7,200 in 1993. This event is scheduled this year for July 12, 13, and 14, 1996.

     The Champion Auto Stores Nationals event, held on August 17, 18, 19, and 20, 1995, was sponsored by Champion Auto Stores under an agreement with the NHRA. This event features all professional drivers, most of whom have national reputations, and was one of a series of nineteen drag races conducted throughout the United States in 1993 under the national sponsorship of the R.J. Reynolds Tobacco Company and the sanction of the NHRA. The Champion Auto Stores Nationals are organized and promoted by the NHRA. The NHRA leases the Brainerd International Raceway for a rental equal to one-half of the net profit of this event as defined in the lease agreement. Such profit is earned primarily through the receipt of promotional fees and ticket sales. Brainerd's responsibilities in this event are, among other things, to provide the Brainerd International Raceway, ticket sellers and takers and security personnel, as well as assisting in the management and operation of the event. The lease agreement with the NHRA is currently scheduled to terminate upon completion of the 1996 racing season, but is subject to an option of the NHRA to extend the term of the lease through the 2001 racing season. Under the lease agreement, Brainerd is not permitted to conduct any drag races at the Brainerd International Raceway that are not sanctioned by the NHRA. Champion Auto Stores has agreed to sponsor the event through the 2001 racing season. The Champion Auto Stores Nationals drew approximately 48,200 paid spectators in 1995. The event, which has been held at the Brainerd International Raceway since 1982, drew approximately 45,100 paid spectators in 1994 and 42,500 in 1993. The event is scheduled for August 15 through 18, 1996.

     Additionally, during the New Year's weekend of December 30, 1994, through January 2, 1995, Brainerd held the Brainerd 200 snowmobile race at the Brainerd International Raceway. The race was one of eight races on the International Series of Champions and featured Pro 500, Semi-Pro, and Stock classes of snowmobiles competing in 200 kilometer races on a cross country course. The race was sponsored by McDonald's, Skidoo, Polaris, and Arctic Cat. The races were held on a prepared track constructed adjacent to the road course. The event drew approximately 3,800 paid spectators. Management of Brainerd believes attendance was adversely affected by the limited snowfall preceding the event. The event which had been scheduled for December 30 and 31, 1995 was canceled due to inadequate sponsorship support.

                      -15-
     Brainerd also organized and sponsored five weekend drag racing "bracket" events in 1995, primarily for non-professional drivers from Minnesota and surrounding states. In bracket racing, each driver attempts to predict his car's performance, and whether he wins or loses a particular race will depend partially on how much his actual time over a one-quarter mile distance exceeds his predicted time. While spectators are encouraged to attend these drag racing events, and Brainerd receives revenues from ticket sales, camping fees, and concessions, they are not highly promoted. Brainerd has scheduled four bracket races for 1996.

     In addition to the spectator events and the bracket races discussed above, there are racing events conducted on approximately 21 other weekends that are primarily for nonprofessional drivers and are often organized and sponsored by local and regional racing clubs some of which may be members of or affiliated with national sanctioning organizations. While spectators attend these events, Brainerd does not receive any revenues from ticket sales from, or engage in any significant promotion of these events.

     In 1995, two weekend events involved sports car racing and were sponsored by the "Land O' Lakes" regional affiliate of The Sports Car Club of America (the "SCCA") which sanctions these events. In addition, in 1995, four motorcycle racing events were held, each of which was sponsored by the Central Roadracing Association, a club located in the Minneapolis/St. Paul, Minnesota area and associated with the AMA. During 1995, the Northland Region Karting Association, affiliated with the World Karting Association, (the "WKA"), organized and sponsored seven go-kart racing events, and the Nord Stern Regional Club of the Porsche Club of America organized four weekend racing events for Porsche cars. A similar schedule has been established for 1996.

     Brainerd International Raceway will rent the raceway to various individuals or organizations for their own unsanctioned events and driving schools, or to test or film the operation of various motor vehicles. In July 1992, Brainerd leased the raceway to the National Campers and Hikers Association for use as the site for a camping convention. Only the camping areas and the grandstand, which was used for a country music concert, were used.

     In addition to attempting to continue to schedule the events discussed above, other than the Brainerd 200 snowmobile race, Brainerd is also seeking to establish additional revenue producing uses for the Brainerd International Raceway. Events under consideration include additional spectator racing events, a street rod show, snowmobile events and music festivals.




                      -16-
     In January 1995, Brainerd (as predecessor of Brainerd International Raceway) entered into an agreement with the International Motor Sport Association ("IMSA") for the Brainerd International Raceway to be the site of endurance road races featuring domestic and foreign sports cars in 1995, 1996 and 1997. The inaugural event was scheduled for August 4, 5 and 6, 1995. On June 16, 1995, IMSA announced that it had canceled the events it had scheduled to be held at the Brainerd International Raceway as well as at a site in Portland, Oregon. Under its agreement with IMSA, Brainerd was to be paid a track rental fee of $20,000 and be reimbursed, on an accountable basis, for the expenses it incurred in connection with the event. In February 1996, the Company agreed to settle claims against the IMSA relating to termination of the agreement for $65,000. The terms of the settlement call for scheduled payments to be received by Brainerd International Raceway throughout 1996.

     Most racing events conducted at the Brainerd International Raceway, including the seven principal spectator events held by Brainerd in 1995, are sanctioned by an organization which establishes, publishes, and enforces rules relating to a specific class or type of participating vehicle. These rules generally relate to the specifications which each class of car or other vehicle must meet in order to be eligible to race, and to driver conduct and other racing matters. Brainerd enters into agreements annually with the various applicable sanctioning bodies with respect to each race it organizes and promotes. These agreements provide that the appropriate sanctioning organization will sanction the race and provide personnel to interpret and enforce its rules. The sanctioning bodies include the SCCA (governing sports cars), the NHRA (governing drag racing), the AMA (governing motorcycles), the ASA (governing stock cars), and the WKA (governing go-karts).

     Brainerd International Raceway promotes its principal spectator events (discussed under "Events and Activities" above) primarily through radio and television advertising in Minnesota, through mailings made to selected potential spectators from a list developed by Brainerd, and through racing posters placed in service stations and auto parts and accessory stores. Brainerd also attends five auto shows in Minnesota, where it promotes all of its events. In a few instances, sponsoring organizations may also promote these events. When undertaken, such sponsor promotion is generally through newspaper or point of sale advertising.

     Ticket sales are made at various locations by ticket agents, at Brainerd's offices primarily by mail, and at the Brainerd International Raceway. Brainerd sells three types of tickets: a Sunday only ticket, a weekend ticket, and a Super Weekend ticket that includes all days of each event as well as paddock admission and camping. Ticket agents are located throughout Minnesota and include

                      -17-
the retail outlets of Champion Auto Stores. Most ticket agents receive a commission equal to 9% of the ticket prices. Ticket prices for the six principal racing events scheduled for 1996 will range from $8 to $95 per ticket, depending primarily on the event and the number of days the event is held.

     Brainerd estimates that over 60% of Brainerd's ticket sales are made to residents of the Minneapolis/St. Paul, Minnesota metropolitan area, and that approximately 25% of Brainerd's ticket sales are by mail. Advance sales of tickets represent approximately 50% of all ticket sales.

    As of December 31, 1995, Brainerd International Raceway had 4 employees.

ITEM 2.   PROPERTIES

     The Company is a holding company with no operations of its own. The properties of the Company's two wholly-owned subsidiaries, which are The Colonel's and Brainerd International Raceway, are addressed below.

     THE COLONEL'S. The properties of The Colonel's are discussed in "Item 1--The Colonel's--Distribution and Sales; Properties" and "Plant Fire and Insurance Settlement; Properties."

     BRAINERD INTERNATIONAL RACEWAY. Brainerd International Raceway owns and operates a three mile race track including a one-quarter mile drag strip (referred to herein as the "Brainerd International Raceway"), located approximately six miles northwest of Brainerd, Minnesota. The Brainerd International Raceway was initially constructed and first utilized for competitive racing in 1968. The site of the Brainerd International Raceway consists of approximately 600 acres. The terrain of the site is slightly rolling and partially wooded. The track and various access roads are composed of blacktop.

     The Brainerd International Raceway is enclosed by a five foot high chain link fence. The site provides camping facilities and parking for approximately 12,000 vehicles. The Brainerd International Raceway contains several buildings including a four-story tower containing twelve executive viewing suites, a control tower, various single story buildings containing concession stands, restrooms, and storage and service facilities located throughout the property. The buildings are concrete or wood frame and constructed for warm weather use only. Grandstand bleachers for approximately 18,000 spectators are primarily located along the dragstrip.

     In 1995, Brainerd made additional improvements to the Brainerd International Raceway with an approximate total cost of $309,000. The improvements included the installation of additional restrooms, privacy fencing and landscaping to a portion of the perimeter of the raceway, a new pedestrian bridge over the road course and an above-ground gasoline storage tank.
                      -18-
     Brainerd International Raceway's executive offices are located at 17113 Minnetonka Boulevard, Suite 214, Minnetonka, Minnesota, where Brainerd leases approximately 1,100 square feet of office space. The lease term expires in February 1997.


ITEM 3.   LEGAL PROCEEDINGS

     The Company and its subsidiaries are involved in litigation and various legal matters arising in the normal course of business. Having considered facts that have been ascertained and opinions of counsel handling these matters, the Company does not believe the ultimate resolution of such litigation will have a material adverse effect on the Company's financial position.

LITIGATION

     The Company has reserved a total of $1,250,000 at December 31, 1995 against claims asserted by opposing parties in six unrelated lawsuits:

     1. The Colonel's is a defendant and counterplaintiff in a suit filed December 5, 1991, in the United States District Court, Eastern District of Michigan, Flint, Michigan, in a private action seeking damages under the Federal Antitrust statutes. The Colonel's had made a formal offer of judgment for $160,000 in 1994. Based upon the plaintiff's latest admissions of no damages on all but two of its previously pled claims, The Colonel's believes that amount is more than sufficient to cover any liability arising from the alleged sale of 1,900 bumpers at a price below their average variable cost. The Colonel's believes that any damages that would result from an adverse jury verdict on that aspect of the case would be more than offset by damages that The Colonel's is seeking for the opposing party's actions in concert with other named parties to force The Colonel's to stop selling products to another company competing with those parties.

     2. The Colonel's was a party in a construction lien action brought by an unpaid creditor of a company that contracted with The Colonel's to design, fabricate and install a $1.125 million automated paint line system at The Colonel's's Milan manufacturing facility. This suit was filed against the vendor on July 15, 1994, in Monroe County Circuit Court, Monroe, Michigan. The vendor partially performed its contract, but abandoned the project after its unpaid labor and material bills exceeded the remaining balance owed to it as future progress payments. The Colonel's was required to replace or repair some of the work that had been performed and to complete the project through new contracts. The Colonel's bypassed the contractor and settled directly with all fourteen unpaid subcontractors for $270,000 and a release of all liens.


                      -19-
     3. The Colonel's is a plaintiff and counterdefendant in a suit filed on February 14, 1994, in the United States District Court, Eastern District of Michigan, Detroit, Michigan. The underlying controversy arose because a machine, as delivered, did not have the capacities promised at the time that The Colonel's issued a purchase order for it. The trial court has issued an interim ruling that The Colonel's cannot introduce evidence regarding those promises unless they were incorporated in a writing signed by the defendant. The defendant sold the rejected machine to another buyer for more money than The Colonel's purchase order required it to pay, but has filed a counterclaim seeking its costs for finding another buyer and for lost profits. The vendor recently was found not to be entitled to damages. The Colonel's is appealing the trial court's ruling regarding its damages.

     4. A former supplier, Teran Products, filed suit against The Colonel's in the Shiawassee County Circuit Court in November, 1995 for alleged losses that the supplier suffered when materials it had stored at the former Owosso manufacturing facility, but which The Colonel's had not accepted, were destroyed in the June 1, 1993 fire and for packaging materials that Teran had purchased in anticipation that The Colonel's would order those products for use in ongoing production at its Sarasota, Florida facility. Those materials had not been ordered by The Colonel's at the time that it closed its Sarasota facility. Management does not believe The Colonel's has a legal responsibility for Teran's casualty loss of Teran's own property or for Teran's decision to purchase materials for Sarasota prior to any commitment by The Colonel's to purchase those materials from Teran. The Colonel's filed a counterclaim for an accounting of prices charged by Teran, after an investigation revealed that Teran may have failed to pass on discounts and price reductions as promised.

     5. In September of 1990, an action, Jane Doe v. Brainerd International, Inc. and North Country Security, Inc., was commenced in the District Court for Hennepin County, Minnesota, against Brainerd by a person who allegedly was sexually assaulted in August 1988 in connection with her participation in a wet T-shirt contest held at the Brainerd International Raceway by individuals not associated with Brainerd. The action called for compensatory damages of an unspecified amount in excess of $50,000. Brainerd's insurer accepted defense of the claim. The trial court granted summary judgment in favor of Brainerd and its co-defendant, which had provided security services for Brainerd during the event when the incident occurred.
The trial court found that the plaintiff had entered the contest voluntarily, that Brainerd had not consented to the contest, and that the plaintiff had assumed the risks of the injuries resulting from her conduct. The plaintiff appealed the summary judgment. In April 1994, the Minnesota Court of Appeals reversed the trial court decision finding that issues of fact existed for a jury to resolve and a


                      -20-
statutory obligation for Brainerd to prevent a minor from engaging in this type of activity. Brainerd appealed the Court of Appeals' opinion to the Minnesota Supreme Court. On June 30, 1995, the
Minnesota Supreme Court reversed the opinion of the Court of Appeals and reinstated the trial court's grant of summary judgment in favor of Brainerd.

     6. In June 1994, an action, Wade Jung v. Brainerd International, Inc. and XYZ, Inc. (case number PI 94-19690), was commenced against Brainerd and Brainerd's security contractor in the District Court for Hennepin County, Minnesota, by a minor and his parent. The action alleges that the minor was injured in July 1993 while attending a motorcycle race at the Brainerd International Raceway when he fell into a campfire while intoxicated. The plaintiffs allege Brainerd and its security contractor were negligent in failing to prevent the minor from engaging in the conduct which resulted in his injuries. The action calls for compensatory damages of an unspecified amount in excess of $50,000. Brainerd's insurer has accepted defense of this claim.


ITEM 4.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     On November 21, 1995, the annual meeting (the "Meeting") of shareholders of Brainerd (as predecessor to the Company) was held for the purposes of considering and voting on the following: (1) a proposal to adopt an agreement and plan of merger between Brainerd Merger Corporation, a wholly owned subsidiary of Brainerd, and The Colonel's; (2) a proposal to change the state of incorporation of Brainerd from Minnesota to Michigan, adopt new articles of incorporation to change the name of the corporation to "The Colonel's International, Inc.", and to increase the number of shares of common stock, par value $.01 per share, of Brainerd which Brainerd is authorized to issue from 10,000,000 to 35,000,000 shares; (3) a proposal to authorize the transfer of all of the operating assets of Brainerd to Brainerd International Raceway; (4) a proposal to adopt the Company's 1995 Long-Term Incentive Plan; (5) the election of directors; and (6) a proposal to confirm the appointment of Deloitte & Touche LLP as the independent auditors of the Company for the year ending December 31, 1995.

     At the Meeting, the following persons were elected to the Company's Board of Directors: (1) Donald J. Williamson; (2) Richard L. Roe; (3) Gary Moore; (4) Ted M. Gans; (5) J. Daniel Frisina; and (6) Lisa K. Alexander. The Company's articles of incorporation provide that the Board of Directors is divided into three classes. Messrs. Williamson and Gans were elected to terms that expire at the Company's 1998 annual meeting of shareholders. Messrs. Moore and Frisina were



                      -21-
elected to terms that expire at the Company's 1997 annual meeting of shareholders. Finally, Mr. Roe and Ms. Alexander were elected to terms that expire at the Company's 1996 annual meeting of shareholders.

     The results of voting were as follows. At the Meeting, a total of 677,830 shares of Brainerd voting common stock were entitled to vote and a total of 642,474 shares of common stock were represented in person or by proxy. With respect to the first proposal, the acquisition of The Colonel's, Inc., 560,861 shares were voted in favor, 300 shares were votes in opposition, and 81,313 shares abstained from voting.

     With respect to the second proposal, the reincorporation of Brainerd in Michigan, 565,017 shares were voted in favor, 482 shares were votes in opposition, and 76,975 shares abstained from voting.

     With respect to the third proposal, the transfer of assets to Brainerd International, Raceway, Inc., 563,364 shares were voted in favor, 315 shares were votes in opposition, and 78,795 shares abstained from voting.

     With respect to the fourth proposal, the adoption of the incentive plan, 551,139 shares were voted in favor, 15,758 shares were votes in opposition, and 75,577 shares abstained from voting.

     With respect to the election of directors, each director received the number of votes set opposite his or her respective name:

               Donald J. Williamson          641,534 shares
               Ted M. Gans                   641,584 shares
               Gary Moore                    641,564 shares
               J. Daniel Frisina             641,544 shares
               Richard L. Roe                641,519 shares
               Lisa K. Alexander             631,104 shares

     Finally, with respect to the sixth proposal, the appointment of independent auditors, 631,651 shares were voted in favor, 10,100 shares were votes in opposition, and 723 shares abstained from voting.

     The Company did not enter into any settlement terminating any solicitation subject to Rule 14a-11 under the Securities Exchange Act of 1934 relating to the Meeting.





                      -22-
                               PART II

ITEM 5.   MARKET FOR REGISTRANT'S COMMON EQUITY AND RELATED
SHAREHOLDER MATTERS

     The Company's common stock has been traded on the Nasdaq SmallCap Market since January 2, 1996. The number of holders of record of Common Stock in the Company on March 25, 1996 was 252.

     Prior to the Merger, Brainerd common stock was traded on the Nasdaq SmallCap Market. Effective January 2, 1996, Brainerd common stock was delisted from the Nasdaq SmallCap Market. The table below sets forth the high and low transaction prices by calendar quarter for 1995 and 1994 of Brainerd common stock, prior to its delisting. Such prices reflect inter-dealer prices, without retail mark-up, mark-down or commissions, and may not necessarily represent actual transactions Because of the Merger, these prices may not reflect the value of a share of common stock in the Company after the Merger.

                               1995                  1994
                         HIGH        LOW       HIGH       LOW
January-March           $12.00      $6.00     $ 1.19     $1.00
April-June              $ 8.50      $6.50     $ 1.19     $1.19
July-September          $ 6.00      $6.00     $ 9.00     $1.19
October-December        $10.50      $4.50     $13.38     $4.75

     For the two fiscal years prior to the Merger, Brainerd did not pay any cash dividends on its common stock. The Company does not anticipate paying any dividends in the near future. Management intends to apply earnings, if any, to the development of the business of its subsidiaries.

















                      -23-
ITEM 6.   SELECTED FINANCIAL DATA.

     The selected financial data shown below for the Company for each of the five years in the period ended December 31, 1995, has been derived from consolidated financial statements of the Company, which have been audited by the Company's independent auditors, Deloitte & Touche LLP. The following data should be read in conjunction with the consolidated financial statements and related notes thereto and "Management's Discussion and Analysis of Financial Condition and Results of Operations" included in this Form 10-K.

                                  1995            1994            1993            1992            1991
OPERATIONS<F2>:
Operating revenues            $28,503,726     $28,492,013     $25,174,656     $25,835,683     $27,013,430
Net Income (loss) from
 continuing operations          4,970,770       2,401,905        (541,052)      3,716,198       7,116,632
Net Income                      1,862,474      10,887,714       7,762,206       2,145,098       7,137,838
Pro forma earnings
 per share <F1>               $      0.11

FINANCIAL CONDITION:
Current Assets                $11,483,401      14,399,543      15,455,926       6,857,796      10,101,940
Current Liabilities            15,026,023      15,886,485      19,339,356       9,411,218       9,881,130
Total Assets                   38,243,986      31,529,883      32,349,317      21,556,349      28,204,903
Long term obligations           6,064,705       1,366,615       3,176,218       5,129,296       6,952,516

<F1>  The pro forma earnings per share has been derived from the income statement of The Colonel's International, Inc. for the year ended December 31, 1995, adjusted to give effect to the change in tax status of The Colonel's, Inc. as if such change had occurred at the beginning of the period.

<F2>  The merger pursuant to which The Colonel's, Inc. became a subsidiary of The Colonel's International, Inc. was effective December 31, 1995. Therefore, the selected financial data reflect only the results of operations of The Colonel's, Inc. the accounting acquiror. Refer to "Note 3 - Business Combination" in the Notes to the Financial Statements for proforma results of operations as if The Colonel's International, Inc. and The Colonel's, Inc. had been combined for 1995.






                      -24-
ITEM 7. MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS

BACKGROUND

     As discussed in Item 1 of this Report on Form 10-K, effective December 31, 1995, Brainerd merged with and into the Company. The Company was the surviving corporation in the Merger. Prior to the Merger, Brainerd had 677,830 shares of its common stock outstanding and traded on the Nasdaq SmallCap Market (symbol BIRI). Pursuant to the Merger, these shares were converted into the same number of shares of common stock in the Company.

     Also effective December 31, 1995, Brainerd Merger Corporation, a Michigan corporation and a wholly owned subsidiary of Brainerd, merged with and into The Colonel's, Inc. The Colonel's was the surviving corporation in this merger. In consideration of this merger, the Company issued 23,500,000 shares of its common stock to Donald J. Williamson and Patsy L. Williamson, who were the sole shareholders in The Colonel's. In addition, Brainerd transferred all of its operating assets to its newly formed subsidiary, Brainerd International Raceway.

     As a result of these transactions, the Company now has two wholly owned subsidiaries: The Colonel's and Brainerd International Raceway.

     For accounting purposes, the transaction was treated as a recapitalization of the Company with the Company as the acquiror (a reverse acquisition). The effective date of the merger of Brainerd and the Company was December 31, 1995. Therefore, the assets acquired and liabilities assumed are included in the Company's balance sheet at December 31, 1995. The historical financial statements prior to December 31, 1995 are those of the Company only and do not include any operating results of Brainerd. Refer to "Note 3 - Business Combination" in the Notes to Consolidated Financial Statements for proforma selected financial information.

THE COLONEL'S, INC.

     The Colonel's was organized in 1982 and began producing and selling plastic bumpers and facias in 1983. By the start of 1996, The Colonel's had grown through acquisitions, joint ventures, and normal expansion to two manufacturing plants, four distribution warehouses and a network of independent distributors that sell The Colonel's products throughout the United States, Canada, Mexico, Puerto Rico, Bahamas, and the District of Columbia. The start up of a new truck accessory division (the "Truck Accessory Division") that will manufacture and sell pickup truck bedliners and tail gate covers, and the formation of Brainerd International Raceway as a subsidiary of the Company, represents efforts by the Company to begin to diversify into other areas outside the automotive collision parts industry.

                      -25-
     The Colonel's designs, manufactures and distributes plastic bumpers, facias, support beams and brackets for the automotive collision parts industry. The Colonel's also purchases and resells replacement steel and chrome bumpers, facias, header panels, steel bumpers, rebars, step bumpers, paint, and body shop repair supplies through its distributors as replacement collision parts for most domestic and imported automobiles and light trucks.

     The Colonel's is a leading domestic manufacturer of plastic replacement bumpers and facias for the automotive and light truck after market industry. The Colonel's competes with the original equipment manufacturers ("OEMs"), other domestic and import manufacturers for the aftermarket who offer new replacement bumpers, and the recycled and junk yard industry who repairs and resells previously damaged or salvaged automotive parts.

      The Truck Accessory Division will sell new pickup truck bedliners, tail gate covers, trim pieces, and other items and will compete in the growing pickup truck and sport utility liner market. Newly installed custom built equipment will make the Owosso manufacturing facility one of the world's most modern bedliner production plants. The Company believes that the Truck Accessory Division can effectively compete in the market because it has the ability to manufacture its own plastic sheet stock instead of purchasing it from outside vendors and it has specialized tooling with a dedicated mold for each part. The Company registered two patents on this specialized tooling, which required extensive development. The products of the Truck Accessory Division will be sold through a world wide distributor network.

     The Colonel's participates in the Certified Auto Parts Association (CAPA) certification program. This independent association inspects and promulgates guidelines that form strict standards for quality. CAPA works closely with the insurance carriers to relate their concerns and quality issues to the manufacturing sector. The manufacturing sector places CAPA certification stickers on each of the parts that have been tested and certified. The serial number of the certification sticker is the means for CAPA to trace the part back to its original manufacturer. A non-conforming part may cause CAPA to call for an inspection of the part or facility and may lead to the de-certification of that part or part lot. Any part that is decertified has to start over with the certification process in order to be re-certified. A CAPA catalogue is distributed quarterly listing all certified and decertified parts or lots. Additionally, CAPA issues monthly bulletins to keep everyone advised of the status of all the parts in its program. Currently, The Colonel's has 202 applications that are certified by CAPA. At the present time, CAPA only has a certification program for the Reaction Injection Molding
(RIM) process.  It does not have a certification program for the 56


                      -26-

parts made by the injection molding (IM) process. It would be expected that once CAPA has incorporated this process into its certification program that The Colonel's may spend resources for certification of the parts it produces from the IM process.

     The Colonel's competes mainly on quality, price and delivery. Prices are driven by the pricing levels that the respective OEM is currently charging. The Colonel's considers price adjustments whenever an OEM changes its prices. The Colonel's made general price changes in September 1995 in an effort to stabilize market share and boost sales exposure. The Colonel's believes that it can stay competitive with OEM pricing because of its extensive distributor network, which allows it to bring products to market with less cost or markup than the OEM. OEM price changes cannot be anticipated and could have a major impact either favorably (price increase) or unfavorably (price reduction) on The Colonel's competitive position.

     The Colonel's produces consistent quality products using state of the art, domestically made machinery, domestically engineered raw materials, and local labor forces. The Colonel's proudly displays "Made in USA" on all of its products, packaging materials, and literature. The manufacturing process, plant and parts are checked and certified by an independent quality agency (CAPA) to assure that parts meet or exceed acceptable industry standards.

BRAINERD INTERNATIONAL RACEWAY, INC.

     From the time of its formation in 1982, Brainerd has operated a motor sports facility located approximately six miles northwest of Brainerd, Minnesota. As of 1996, this facility is now operated by Brainerd International Raceway, a subsidiary of the Company. Substantially all of Brainerd International Raceway's revenues have been obtained from motor sports racing events at the raceway. Historically, Brainerd International Raceway has scheduled racing and other events to be held at the racetrack during weekends in the months of May through September each year. However, Brainerd International Raceway conducted a snowmobile racing event during the 1994-1995 New Year's weekend.

     While Brainerd International Raceway has scheduled approximately 35 events during each season, a limited number of the major spectator events provide a substantial portion of Brainerd International Raceway's revenues with one event, the Champion Auto Stores Nationals, having provided approximately 56% of Brainerd International Raceway's operating revenue for the past three years. Revenues from the major spectator events are provided from the sale of admissions to the event, the sale of concessions, and fees paid by the spectators and participants for camping access on the grounds of Brainerd International Raceway. The receipt of such revenues is affected by


                      -27-
weather conditions. Even if an event is not canceled due to rain or other adverse conditions, poor weather will reduce the attendance and the sale of concessions.

     In addition to spectator-related revenues, Brainerd International Raceway receives: (i) sponsorship fees from businesses which promote their products and services at Brainerd International Raceway; (ii) entry fees from participants in the races and other events; and (iii) rent for use of the track for private racing events, driving schools and the testing or filming of motor vehicle operations.

MAJOR FIRE LOSS AND INSURANCE CLAIM

     The Colonel's suffered the loss of the former Owosso manufacturing plant on June 1, 1993 to a fire that totally consumed the building and the finished inventory stored in its warehouse area, a significant percentage of the plant's machinery and equipment, as well as many of The Colonel's's production molds. The Colonel's settled the resulting insurance claim for all insured losses caused by the fire for $31,000,000 in January 1995. That settlement caused The Colonel's to recognize as "other income" net gains of approximately $9,082,000 and $9,043,000 in 1994 and 1993 respectively. Those gains represent the amount by which The Colonel's portion of insurance proceeds of $24,370,000 exceeded the sum of the net book value of assets destroyed by the fire. The Colonel's paid $6,630,000 for the building's loss to the landlord. The Colonel's secured short term bridge loans from its primary lender to enable the Company to begin the rebuilding process. After consulting with government investigators and concluding its own private investigation, The Colonel's insurer unconditionally accepted coverage for the fire on November 11, 1993. Once the insurance company began paying partial claims, the bridge loans were repaid.

     Immediately after the fire, The Colonel's increased the output of its Sarasota, Florida manufacturing operations to minimize any loss of sales and income. Sarasota's production was increased to and kept at near capacity while salvageable machinery and equipment from Owosso were moved to a newly leased facility in Milan, Michigan. By the end of July 1994, the Milan plant was producing The Colonel's pre-fire full line of products and inventory levels had been rebuilt to a point where The Colonel's could resume full truck load deliveries to its customers.

     Because the combination of new and restored presses and an improved layout at the Milan manufacturing facility afforded The
Colonel's more production capacity than it had enjoyed in Owosso, management decided in October, 1994 to reduce manufacturing overhead by closing the Sarasota facility which had been leased on a month-to-month basis. Sarasota's inventory was reduced through normal sales and shipments of remaining units went to Milan. Sarasota's machinery and

                      -28-
equipment was either sold or moved to another Colonel's operation.
The equipment designated for sale has been reclassified as "assets held for sale" and valued at its estimated net realizable value at the end of 1994. All of the production molds at the Sarasota facility were acquired as part of The Colonel's's 1991 purchase of the assets of a competitor, NuPar, Inc. That purchase resulted in some duplicate molds. These duplicates, with net book value of $1,034,000, were written off in 1994 and scrapped as a result of the close of operations in Sarasota.

LIQUIDITY AND CAPITAL RESOURCES

     The Company's consolidated current assets were reduced from $14,568,000 in 1994 to $11,483,000 in 1995. This was due mainly to the $4,352,000 collection of an insurance receivable at December 31, 1994. The Company reduced its current liabilities from $16,051,000 in 1994 to $15,026,000 in 1995. The improvement in working capital was due mainly to the retirement and refinancing of long-term debt. The Company's subsidiaries made all of their scheduled payments on long-term debt in 1995.

     Accounts receivable were reduced by approximately $182,000 by offering early payment discounts and incentives for prompt payments. The $4,352,000 insurance accounts receivable that The Colonel's recorded in 1994 was for the final settlement amounts received in early 1995.

     Inventories were increased by $1,100,000 because of the start up of The Colonel's new warehouse in West Memphis, Arkansas, and the introduction of 29 new bumper lines. The Colonel's purchased the existing inventory and one building from The Colonel's Factory Outlet of Arkansas, Inc. in exchange for the forgiveness of debt due to The Colonel's. This purchase reduced the related party notes receivable to The Colonel's. See "Note 13 - Related Party Transactions" in the Notes to the financial statements. The tools to produce the large inventory of bumpers are located in the Company's Milan, Michigan facility and the increase in inventory is due to initial stocking of the parts.

     As a result of the Merger, The Colonel's tax status was changed from an "S" corporation to a "C" corporation to conform with the rules of the Internal Revenue Service. The $3,097,000 in deferred net taxes represents the effect of temporary differences between book and tax bases as a result of this change in tax status and the acquisition of Brainerd. The effect of changing the Company's tax status was a $2,333,000 charge to income, primarily resulting from temporary differences in depreciation methods. The deferred tax liability




                      -29-
assumed in the acquisition of Brainerd was primarily due to book and tax bases differences in the assets acquired. Deferred compensation was reduced because of a termination of a long-term employment contract.

     Approximately $275,000 of the property placed in assets held for sale at the end of 1994 was sold in 1995. The remaining balance of $75,000 is still for sale. The values reflect current estimated equipment values.

     Plant property and equipment increased by over $8 million in 1995 compared to 1994 because of the acquisition of assets related to Brainerd International Raceway and The Colonel's capital leases signed for the Truck Accessory Division plant equipment. Brainerd International Raceway's $4.8 million in assets were valued at appraised value with adjustments for depreciation and additions since the appraisal date. These asset additions will begin to be depreciated in 1996 based on their average useful life. The Colonel's's capital leases accounted for $2,700,000 and the balance of $2,600,000 was spent for additional tooling.

     Notes receivable have dropped by $2,300,000 because of the repayment of a related party note receivable. The Company has one remaining related party loan of $490,000 which is performing and being paid back at $20,000 per month plus interest. The Colonel's sold property during 1995 which was financed through note receivables due the Company at year end. These were subsequently paid in full in February 1996.

     The Colonel's deposits on tools and machinery increased by $3,500,000 to $4,757,000 in 1995 because the additional equipment purchased for the start up of the Truck Accessory Division. The Company treats advance deposits made toward machinery as separate from regular assets until the equipment has been delivered, made operational, and placed "in service". $1,600,000 of the balance for tool deposits is for tools manufactured overseas. Although the Company anticipates that such tooling will be delivered as ordered, some risk of default by the manufacturers does exist.

     As a result of the merger, the value paid for Brainerd International Raceway exceeded the value of its assets by $425,000. The excess has been booked as goodwill. Other assets were reduced from $525,000 in 1994 to $184,802 in 1995 because property that had been on the market for several years was leased to an unrelated tenant for a lease term expiring in July 1998. As a result, this property was transferred to operating assets.





                      -30-
OUTSTANDING LOANS

     The Colonel's has a $4,500,000 line of credit secured by accounts receivable and inventory with a term that expires in August 1996. The Colonel's expects to negotiate a renewal with the current lending institution. Interest is paid at prime on a monthly basis. The outstanding balance on the line of credit was $4,180,000 at December 31, 1995. Brainerd International Raceway has a $300,000 line of credit which is secured by all of its assets, of which $93,000 was outstanding at year end.

     The Colonel's received new financing of $6,000,000 in April 1995, under a facility which calls for payments of $200,000 in principal plus interest on a monthly basis calculated at 1/2 percent over prime on the outstanding balance. The money received from this new loan partially funded the purchase of the new equipment at the Owosso facility and paid off all other outstanding term loans. The loan is secured by machinery and equipment and had a balance of $4,800,00 at December 31, 1995. If the need arose in the future, the Company believes it could obtain additional financing by using these assets as collateral.

     Brainerd International Raceway has a term loan in the amount of $450,000 which is secured by property. The loan requires quarterly interest payments at 2 percent above prime and a single principal payment of $50,000 per year through 2004.

     The former Owosso manufacturing facility was encumbered by a real estate mortgage in the amount of approximately $1,800,000 at the time of the fire. That mortgage included a pre-payment penalty that would have been triggered if the insurance proceeds had retired it in 1994. That penalty could have been passed back to The Colonel's because of loss indemnification provisions in the lease. The landlord paid The Colonel's an amount equal to the balance of that mortgage and The Colonel's assumed the mortgage. The Colonel's used the cash paid from the landlord to reduce indebtedness having a shorter maturity than the mortgage thereby automatically extending the repayment of needed capital. The mortgage is cross collateralized by essentially all the assets as are all the loans with the primary lender. The mortgage will be fully paid by 1998.

     The Colonel's entered into a capital lease to finance equipment for the new Owosso, Michigan location. The Colonel's leased $2,689,000 worth of that equipment under a six-year agreement that calls for monthly payments of $41,000 and includes an option for the Company to purchase the equipment for $1.00 upon expiration of the lease term. That amount represents principal and interest at rates between 7.5 and 8.5 percent. The leases are collateralized by the machinery. In addition, The Colonel's has also financed additional interim equipment orders with

                      -31-
leases in the amount of $2,087,000, which has been deposited with the machinery manufacturers as advance payments. Upon final acceptance of the machinery by The Colonel's, the leasing company will advance the remaining amount on the machinery of $650,000. Once the equipment has been accepted and paid for, The Colonel's will convert the interim leases to long-term capital leases with similar terms.

     The lending institutions of both Brainerd International Raceway and The Colonel's consented to the Merger and related transactions and allowed assignments of the loans to the entities under the new structure.

RESULTS OF OPERATIONS

     As discussed in "Background" above, the financial statements contain only the operations of the Company prior to December 31, 1995 and do not include any results of operations of Brainerd. Refer to "Note 3 - Business Combination" in the Notes to Consolidated Financial Statements for proforma selected financial information.

     Revenues for The Colonel's were $28,504,000, $28,492,000, and $25,175,000 for the years ending 1995, 1994 and 1993, respectively. The slower growth in 1995 was primarily due to selective product discounts that were offered during the first nine month to customers in an effort to obtain a larger percentage of their business. In addition, The Colonel's offered free freight on truck-load purchases. This was the first major sales effort The Colonel's put forth since its fire in 1993. The Colonel's continues to aggressively market its products through improved quality, services and delivery.

     Cost of sales have risen $601,000 over the three-year period from $19,397,000 in 1993 to $19,998,000 in 1995. Although general economic increases in supplies and labor have increased over the past three years, The Colonel's is offsetting these by operating more efficiently. Gross profits climbed from 22.95 percent in 1993 to
31.21 percent in 1994 and decreased to 29.84 percent in 1995.

     Selling and general and administrative expenses have significantly decreased from $6,318,000 in 1993 to $5,101,000 in 1994 and $3,534,000 in 1995. In 1993 selling and general and administrative expense was 25.1 percent of sales. This dropped to 18 percent in 1994 and 12.4 percent in 1995. This was primarily due to the closing and consolidation of the Sarasota plant in late 1994, and the consolidation of the Flint sales office to Milan in 1995. The duplicated services that were performed at each site were eliminated.






                      -32-
     The one-time charges of $1,389,000 in 1994 were for the costs of closing the Sarasota manufacturing facility. These charges include the write off of duplicated tools and equipment which were scrapped and the cost of dismantling, moving and closing the plant.

     Interest expense rose from $786,000 in 1994 to $972,000 in 1995, due mainly to increased debt which was used to finance the new equipment for the Truck Accessory Division. Interest expense dropped from 1993 to 1994 by $80,000 because of scheduled principal payments.

     Interest income was up slightly in 1995 over 1994 by $13,000 but is down from 1993 by $87,000. As The Colonel's received fire proceeds in 1993, it invested the money until it was needed, resulting in increased interest income. The Colonel's interest income is normally generated by customer finance charges and notes receivable.

     The gain on insurance settlement of $9,082,000 and $9,043,000 in 1994 and 1993, respectively, represented the excess of insurance proceeds over carrying value of the underlying property. Refer above to "Major Fire Loss and Insurance Claim."

     The Colonel's net income before income taxes in 1995 was $4,195,000 or 14.72% of sales. Adjusting the 1994 net income by removing the insurance proceeds leaves operational income of $1,806,000 or 6.34% of sales.

     The Colonel's operated as an "S" corporation until the Merger and
related transactions, which took place on December 31, 1995.   As a
result of the Merger, The Colonel's changed its status to a "C" corporation. This status change resulted in a change to income of $2,333,000 which represents the net amount of deferred taxes recorded at December 31, 1995.

SUBSEQUENT EVENTS

     Two Notes Receivable totaling $270,000 that were recorded as open at year end 1995 were paid in full in February 1996.

     The Colonel's is in the process of negotiating a lease for a fifth warehouse on the East coast. The lease is expected to be signed before April 1, 1996. The warehouse is expected to operate in a manner similar to that of the warehouses in Dallas, Houston, Phoenix, and West Memphis.

ITEM 8.   FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA.

          The financial statements required under Item 8 are set forth in Appendix A of this Annual Report on Form 10-K and are here incorporated by reference. The supplementary financial information required under Item 8 is set forth below.

                      -33-

           The following tabulation presents the Company's unaudited quarterly results of operations for 1995 and 1994. Pro forma per share data is calculated using the current number of shares outstanding (24,177,830) as if that number of shares were outstanding during 1994 and 1995.

                                                     1995
                                FIRST        SECOND         THIRD        FOURTH
                               QUARTER       QUARTER       QUARTER       QUARTER
Sales                        $7,819,252    $6,831,901    $7,062,036    $6,790,537
Gross Profit                 $2,567,592    $2,276,186    $1,586,113    $2,075,525
Net Income                   $1,345,324    $1,055,696    $  409,065    $ (101,705)
Pro forma Earnings
  Per Share                  $     0.06    $     0.04    $     0.02    $    (0.00)

                                                      1994
                                FIRST        SECOND         THIRD        FOURTH
                               QUARTER       QUARTER       QUARTER       QUARTER
Sales                        $7,637,528    $6,896,008    $7,458,525    $ 6,499,952
Gross Profit                 $2,986,928    $1,716,056    $  999,197    $ 3,190,362
Net Income                   $2,809,854    $ (245,669)   $  313,378    $ 8,010,151
Pro forma Earnings
  Per Share                  $     0.12    $    (0.01)   $     0.01    $      0.33


ITEM 9. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS ON ACCOUNTING AND FINANCIAL DISCLOSURE

          None.















                      -34-
                               PART III

ITEM 10.  DIRECTORS AND EXECUTIVE OFFICERS OF THE REGISTRANT.

     BOARD OF DIRECTORS.  The members of the Company's Board of
Directors are:

     Donald J. Williamson (63). Mr. Williamson is a Director, President and Chief Executive Officer of the Company, which positions he has held since November 21, 1995. He is also the Founder of The Colonel's and currently serves as Chairman of the Board, Chief Executive Officer, Treasurer, Secretary, and a Director of The Colonel's. In addition, he serves as Chairman, Secretary, Treasurer and a Director of Brainerd International Raceway. His term as a Director of the Company expires in 1998.

     Richard L. Roe (58). Mr. Roe is a Director of the Company as well as a Director of Brainerd International Raceway. Mr. Roe served as Vice President of Brainerd (1988-1995), Secretary of Brainerd (1989-1995); President of Brainerd (1982 to 1987); and Treasurer of Brainerd (1985 to 1986). His term as a Director of the Company expires in 1996.

     Gary Moore (46).  Mr. Moore is a Director of the Company and also
serves as a Director of Brainerd International Raceway.    Mr. Moore
also serves as director of operations for Brainerd International Raceway and as a sales consultant for The Colonel's. Mr. Moore's principal occupation is the position of National Sales & Accounts Manager for Tremco Division of B.F. Goodrich (since 1987). From April through November 1995, Mr. Moore served as Chairman of the Board and Chief Executive Officer of Brainerd. His term as a Director of the Company expires in 1997.

     Ted M. Gans (60). Mr. Gans is a Director of the Company and also serves as Chairman of the Company's Audit Committee. Mr. Gans's principal occupation since 1965 has been as the President and Director of Ted M. Gans, P.C., a law firm in Bloomfield Hills, Michigan of which he is the sole owner. Mr. Gans also serves as a Director of Williamson Lincoln Mercury Inc., Williamson Chrysler Plymouth Dodge, Inc.; Blain Buick-GMC Truck, Inc.; and Williamson Chevrolet-Geo Cadillac, Inc. All three of these companies are 100-percent owned by Patsy L. Williamson, the wife of Donald J. Williamson. Mr. Gans's term as a Director of the Company expires in 1988.

     J. Daniel Frisina (47). Mr. Frisina is a Director of the Company, a Director of The Colonel's, and a Director of Brainerd International Raceway. Mr. Frisina's principal occupation is Director of Global Development for Cheng Hong Legion Co., Ltd. where he has previously served as a consultant (since 1992). He served as President of The Colonel's from 1989 through 1991. Prior to the

                      -35-
Merger, he served as Treasurer and Chief Financial Officer of Brainerd during 1995. His term as a Director of the Company expires in 1997.

     Lisa K. Alexander (35).  Ms. Alexander is a Director and
Treasurer of the Company. She is also the Secretary and Treasurer of American Personnel, Inc. She has served as Vice President of Sales and Secretary of The Colonel's since 1989. Her term as a Director of the Company expires in 1996. Ms. Alexander is the step-daughter of Donald
J. Williamson.

     EXECUTIVE OFFICERS.  As mentioned above, Mr. Williamson is a
Director, President, and Chief Executive Officer, and Ms. Alexander is a Director and Treasurer of the Company. The two additional executive officers of the Company are:

     Jeffrey A. Chimovitz (50). Mr. Chimovitz is Vice President, Secretary and General Counsel of the Company. In addition, he serves as Assistant Secretary of The Colonel's, and Assistant Secretary of Brainerd International Raceway. Mr. Chimovitz became General Counsel of The Colonel's, Inc. in 1993. From 1990 to 1993, he was a Partner in the law firm of Jaffe, Raitt, Heuer & Weiss.

     Richard S. Schoenfeldt (40).  Mr. Schoenfeldt is Vice
President-Finance and Chief Financial Officer of the Company. Since 1994, he has served as controller and Chief Financial Officer of The Colonel's. From 1991 through 1994, he was Controller of The Colonel's and from 1987 through 1991 he was Operations Manager of The Colonel's.

     INVOLVEMENT OF DIRECTORS, EXECUTIVE OFFICERS, PROMOTERS AND
CONTROL PERSONS IN CERTAIN LEGAL PROCEEDINGS.

     The Company does not believe that any of its directors, executive officers, promoters, or control persons are involved in legal proceedings within the meaning of Item 401(f) of SEC Regulation S-K.

     COMPLIANCE WITH SECTION 16(A) OF THE EXCHANGE ACT.

     Section 16(a) of the Securities Exchange Act of 1934, as amended, requires the Company's directors and officers, and persons who own more than 10% of the Company's common stock, to file reports of ownership and changes in ownership with the SEC and Nasdaq.
Directors, officers and greater than 10% beneficial owners are required by SEC regulation to furnish the Company with copies of all
Section 16(a) forms they file.

     To the best of the Company's knowledge, no director, officer, or beneficial owner of more than 10% of the Company's outstanding shares failed to file on a timely basis any report required by Section 16(a) of the Securities Exchange Act with respect to the year ended December 31, 1995.

                      -36-
ITEM 11.  EXECUTIVE COMPENSATION.

COMPENSATION SUMMARY

     The following Summary Compensation Table shows certain information concerning the compensation earned during each of the three fiscal years in the period ended December 30, 1995, of the Chief Executive Officer of the Company during the last completed fiscal year, and the Company's most highly compensated executive officers who served in positions other than Chief Executive Officer at the end of the last completed fiscal year and were compensated in excess of $100,000 for their services as officers of the Company and/or its subsidiaries during the 1995 fiscal year.






































                      -37-

                      SUMMARY COMPENSATION TABLE

                         ANNUAL COMPENSATION
                                                                              OTHER
NAME AND                                                                      ANNUAL
PRINCIPAL POSITION              YEAR        SALARY          BONUS          COMPENSATION
Donald J. Williamson            1995      $520,000<F1>     $      0<F1>     $3,478<F1>
President, Chief Executive      1994      $526,550<F2>     $200,000<F2>     $3,731<F2>
Officer, and Director           1993      $438,500<F2>     $      0<F2>     $3,640<F2>


Jeffrey A. Chimovitz            1995      $150,000<F3>     $    100<F3>     $4,313<F3>
Vice President, Secretary       1994      $150,000<F4>     $ 25,100<F4>     $5,015<F4>
and General Counsel             1993      $ 89,728<F4>     $      0<F4>     $2,834<F4>

Lisa Alexander                  1995      $ 86,000         $      0         $1,672
Treasurer and Director          1994      $104,000<F5>     $ 25,100<F5>     $  595<F5>
                                1993      $104,000<F5>     $ 19,000<F5>     $    0<F5>

Gary Moore                      1995      $ 53,084<F6>     $    100<F6>     $    0<F6>
President, Chief                1994      $      0         $      0         $    0
Executive Officer and           1993      $      0         $      0         $    0
Director

<F1> Amounts reported include amounts paid by the Company for Mr.
     Williamson's services as President and Chief Executive Officer as well as by The Colonel's, Inc. for Mr. Williamson's services as Chairman, Chief Executive Officer, Treasurer and Secretary and by Brainerd International Raceway for Mr. Williamson's services as Chairman, Secretary and Treasurer.

<F2> Amounts reported as Mr. Williamson's compensation for the 1994 and 1993 fiscal years only cover amounts for his services as an executive officer and director of The Colonel's, Inc. Mr. Williamson was paid no compensation by Brainerd (as predecessor of the Company) during 1994 or 1993.

<F3> Amounts reported include amounts paid by the Company for Mr.
     Chimovitz's services as Vice President, Secretary and General Counsel, as well as by The Colonel's, Inc. for Mr. Chimovitz's services as Assistant Secretary, and by Brainerd International Raceway for Mr. Chimovitz's services as Assistant Secretary.





                      -38-
<F4> Amounts reported as Mr. Chimovitz's compensation for the 1994 and
     1993 fiscal years only cover amounts for his services as an employee of The Colonel's, Inc. Mr. Chimovitz was paid no compensation by Brainerd (as predecessor of the Company) during 1994 or 1993.

<F5> Amounts reported as Ms. Alexander's compensation for the 1994 and
     1993 fiscal years only cover amounts for her services as an executive officer of The Colonel's, Inc. Ms. Alexander was paid no compensation by Brainerd (as predecessor of the Company) during 1994 or 1993.

<F6> Prior to the Merger, Mr. Moore was the President and Chief
     Executive Officer of Brainerd. He presently serves only as a Director to the Company.


STOCK OPTIONS

     No stock options or stock appreciation rights ("SARs") were awarded by the Company, or by Brainerd (as predecessor of the Company) during the fiscal year ended December 31, 1995. No executive officer of the Company or Brainerd (as predecessor of the Company) exercised any stock option or SAR during the fiscal year ended December 31, 1995. In addition, no executive officer of the Company or Brainerd (as predecessor of the Company) held any unexercised options or SARs as of the end of the 1995 fiscal year.

LONG-TERM INCENTIVE AWARDS

     The Company has established its 1995 Long-Term Incentive Plan
(the "LTIP") pursuant to which the Company may award cash and shares of restricted stock to plan participants conditioned upon the achievement of certain corporate performance goals over a three-year performance period. No awards were made under the LTIP during the fiscal year ended December 31, 1995. For a discussion of the LTIP, see below under the heading "Board Report on Executive Compensation--Long-Term Incentive Plan."

PENSION PLAN

     The Company does not have a pension plan, a defined benefit plan or an actuarial plan.

COMPENSATION OF DIRECTORS

     No compensation was paid to any director of the Company or Brainerd (as predecessor of the Company) for services rendered in such

                      -39-
capacity during the fiscal year ended December 31, 1995. Directors of the Company who are not employees of the Company may be reimbursed for expenses incurred in attending meetings of the Board of Directors. John B. Welch, a director of Brainerd, received consulting fees of $500 per month until his resignation from the Brainerd Board on February 23, 1995.


EMPLOYMENT AGREEMENTS, TERMINATION OF EMPLOYMENT AND CHANGE IN CONTROL ARRANGEMENTS

     The Company does not have any employment agreements, termination-of-employment agreement, or change-in-control agreements with any executive officer.

     In 1992, Lisa Alexander (at the time Lisa Morrow) and The Colonel's entered into a ten-year employment contract by which Ms. Alexander would be paid an annual salary of $104,000, in addition to benefits in conformity with benefits awarded to other executive officers. On February 6, 1996 Ms. Alexander and The Colonel's entered into an agreement terminating Ms. Alexander's employment contract.

COMPENSATION COMMITTEE INTERLOCKS AND INSIDER PARTICIPATION

     The Company's current directors were elected on November 21, 1995. Although the Board of Directors has authorized a Compensation Committee, no appointments were made to the Compensation Committee in 1995. The Board will appoint members of the Compensation Committee in early 1996. During 1995, Donald Williamson participated in deliberations of the Board of Directors concerning executive officer compensation.

ITEM 12.  SECURITY OWNERSHIP OF CERTAIN BENEFICIAL OWNERS AND
MANAGEMENT.

     The Company's Board of Directors has fixed March 1, 1996 as the record date for determining the information set forth below. On that date, 24,177,830 shares of the Company's common stock were issued and outstanding. Shareholders are entitled to one vote on each matter presented for shareholder action for each share of common stock registered in their names at the close of business on the record date.

     The following table contains information with respect to ownership of Company common stock by all directors, all nominees for election as directors, executive officers, all directors and executive officers as a group, and by each person known to the Company to own beneficially more than 5 percent of the Company's outstanding common stock. The content of this table is based upon information supplied



                      -40-
by the Company's officers, directors and nominees for election as directors, and represents the Company's understanding of circumstances in existence as of March 1, 1996.

                                                                        PERCENT
     BENEFICIAL                                                            OF
       OWNER<F1>                OWNED        OPTIONS       TOTAL         CLASS
Donald J. Williamson<F2>      23,567,080        0       23,567,080        97.5%
Patsy L. Williamson<F2>       23,567,080        0       23,567,080        97.5%
Richard L. Roe                     2,195        0            2,195        0.01%
Gary Moore                             0        0                0        0.00%
Ted M. Gans                            0      500<F3>          500       0.002%
J. Daniel Frisina                      0      500<F3>          500       0.002%
Lisa K. Alexander                      0        0                0        0.00%
Jeffrey A. Chimovitz                   0        0                0        0.00%
Richard Schoenfeldt                    0        0                0        0.00%

<F1> Except as otherwise disclosed, shares owned represent shares for which the beneficial owner has sole voting and investment power.

<F2> In the Merger, a total of 23,500,000 shares of common stock in the Company were issued to Donald J. Williamson and his wife Patsy L. Williamson proportionate to their ownership of shares of The Colonel's Common Stock. Because they are married, each is deemed to be the beneficial owner of all of the stock owned by both of them.

<F3> Automatic grant effective March 1, 1996 to non-employee directors under the 1995 Long Term Incentive Plan.

ITEM 13.  CERTAIN RELATIONSHIPS AND RELATED TRANSACTIONS.

     The Colonel's is a party to certain transactions with related parties which are summarized below.

     LEASE OF MILAN, MICHIGAN, FACILITY. In June of 1993, The Colonel's began leasing its Milan, Michigan, facility from an affiliated company 620 Platt Road, LLC. Donald J. Williamson and Patsy L. Williamson are the sole members of 620 Platt Road, LLC. The term of the current lease is for three years beginning June 18, 1993 with an option for The Colonel's to renew the lease for an additional three year term. Rent expense to The Colonel's for the Milan facility was $840,000 in 1995, $840,000 in 1994, and $490,000 in 1993.



                      -41-
     THE COLONEL'S FACTORY WAREHOUSE OF ARKANSAS, INC. Donald J. Williamson owns all of the outstanding capital stock of The Colonel's Factory Warehouse of Arkansas, Inc. ("The Colonel's Arkansas"). The Colonel's Arkansas is located in West Memphis, Arkansas, and is primarily engaged in manufacturing chrome plated bumpers for sale as aftermarket replacement parts. The Colonel's engages in certain transactions with The Colonel's Arkansas including sales and purchases of inventory and payment for and reimbursement of payroll expenses of The Colonel's Arkansas. During 1995, sales of inventory by The Colonel's to The Colonel's Arkansas were in the amount of $346,000 and purchases of inventory were in the amount of $744,600.

     At December 31, 1994, The Colonel's held a note receivable from The Colonel's Arkansas in the amount of $2,138,186. In 1995, The
Colonel's received from The Colonel's Arkansas $425,976 in inventory, $473,477 in other property and equipment, and $1,000,000 in satisfaction of this note.

     BLAIN BUICK-GMC, INC. Patsy L. Williamson owns all of the outstanding capital stock of Blain Buick-GMC, Inc. ("Blain Buick"). Blain Buick is an automobile dealership located in Flint, Michigan. The Colonel's engages in certain transactions with Blain Buick, including the purchase of automobiles, parts, and automotive service and the lease of certain property from which rental income is earned. During 1995, purchases of automobiles, parts, and services by The Colonel's from Blain Buick were in the amount of $73,500 and rental income paid by Blain Buick to The Colonel's was in the amount of $11,000. As of December 31, 1995, The Colonel's held a note receivable from Blain Buick in the amount of approximately $490,000. The note bears interest at 1% above the prime rate.

     TRANSACTIONS WITH DIRECTORS. Ted M. Gans is a Director of Brainerd and practices law with Ted M. Gans, P.C. During the past year, The Colonel's retained Ted M. Gans, P.C. for certain legal services and it is anticipated that the Company may retain Ted M. Gans, P.C. to render certain legal services during the current year. Gary Moore is currently serving as a director of the Company and Brainerd International Raceway, as director of operations for Brainerd International Raceway, as a sales consultant for The Colonel's and is a National Sales and Accounts Manager for the Tremco Division of B.F. Goodrich. During the past year, The Colonel's purchased paint from Tremco in the ordinary course of business and it is anticipated that The Colonel's will continue to purchase paint from Tremco during the current year. J. Daniel Frisina is Director of Global Development for Cheng Hong Legion Co., Ltd., which sells among other products, automotive body replacement parts to The Colonel's as well as other customers in the automotive crash parts industry.




                      -42-

                               PART IV

ITEM 14.  EXHIBITS, FINANCIAL STATEMENTS, SCHEDULES, AND REPORTS ON
FORM 8-K

     ITEM 14(A)(1).  FINANCIAL STATEMENTS.  Attached as Appendix A.

     The following consolidated financial statements of The Colonel's International, Inc. and subsidiaries are filed as a part of this report:

          *    Report of Independent Auditors
          *    Consolidated Balance Sheets as of December 31,
               1995 and 1994
          * Consolidated Statements of Income for years ended December 31, 1995, 1994 and 1993
          * Consolidated Statements of Stockholders' Equity for years ended December 31, 1995, 1994 and 1993
          * Consolidated Statements of Cash Flows for years ended December 31, 1995, 1994 and 1993
          * Notes to Consolidated Financial Statements for years ended December 31, 1995, 1994 and 1993

     ITEM 14(A)(2). FINANCIAL STATEMENT SCHEDULES. Financial statement schedules have not been filed because such schedules are either not applicable or full disclosure has been made in the financial statements and notes thereto.

     ITEM 14(A)(3). EXHIBITS. The following exhibits are filed as part of this report.

EXHIBIT
NUMBER                               EXHIBIT

2.1 Agreement and Plan of Merger between The Colonel's, Inc. and Brainerd Merger Corporation and joined in by Brainerd
          International, Inc. Incorporated by reference from Exhibit A to the Proxy Statement of Brainerd International, Inc. for the Annual Meeting of Shareholders of Brainerd
          International, Inc. held on November 21, 1995.

2.2       Agreement and Plan of Reorganization among Brainerd
          International, Inc. and The Colonel's Holdings, Inc.
          Incorporated by reference from Exhibit D to the Proxy
          Statement of Brainerd International, Inc. for the Annual Meeting of Shareholders of Brainerd International, Inc. held on November 21, 1995.




                      -43-
3.1       Articles of Incorporation of the Company, as amended.
          Incorporated by reference from Exhibit E to the Proxy
          Statement of Brainerd International, Inc. for the Annual Meeting of Shareholders of Brainerd International, Inc. held on November 21, 1995.

3.2 Certificate of Amendment to the Articles of Incorporation changing name from "The Colonel's Holdings, Inc." to "The Colonel's International, Inc."

3.3 Bylaws of the Company. Incorporated by reference from Exhibit F to the Proxy Statement of Brainerd International, Inc. for the Annual Meeting of Shareholders of Brainerd
          International, Inc. held on November 21, 1995.

4.1       Articles of Incorporation.  See Exhibit 3(a) above.

10.1 The Company's 1995 Long-Term Incentive Plan. Incorporated by reference from Exhibit G to the Proxy Statement of Brainerd International, Inc. for the Annual Meeting of Shareholders of Brainerd International, Inc. held on November 21, 1995.

10.2 Incentive Stock Option Plan. Incorporated by reference from the Annual Report on Form 10-K of Brainerd International Inc. for the fiscal year ended December 31, 1987.

10.3 Form of Non-Statutory Stock Option Agreement used under the Incentive Stock Option Plan. Incorporated by reference from the Annual Report on Form 10-K of Brainerd International Inc. for the fiscal year ended December 31, 1987.

10.4      Form of Incentive Stock Option Agreement used under the
          Incentive Stock Option Plan. Incorporated by reference from the Annual Report on Form 10-K of Brainerd International Inc. for the fiscal year ended December 31, 1987.

10.5      Office Lease Agreement dated January 23, 1991 between
          Brainerd International, Inc. and Woodland Office Partnership. Incorporated by reference from the Annual Report on Form 10-K of Brainerd International Inc. for the fiscal year ended
          December 31, 1990.

10.6      Amendment dated December 11-12, 1991 to Office Lease
          Agreement (see Exhibit 10(e) above) between Brainerd
          International, Inc. and Woodland Office Partnership.
          Incorporated by reference from Brainerd International, Inc.'s Annual Report on Form 10-K for the fiscal year ended December 31, 1991.


                      -44-
10.7      $404,700 Promissory Note dated January 1, 1992, from
          Brainerd International, Inc. payable to Gene Snow and James
          W. Littlejohn.  Incorporated by reference from Brainerd
          International, Inc.'s Annual Report on Form 10-K for the fiscal year ended December 31, 1991.

10.8      Lease Agreement between Issuer and National Hot Rod
          Association, Inc. consisting of March 17, 1984 Lease
          Agreement; April 28, 1986 letter extending term to 1991;
          March 12, 1987 Letter of Amendment; and April 7, 1992 letter extending term to 1996 and amending agreement. Incorporated by reference from Brainerd International, Inc.'s
          Registration Statement on Form S-1 (Registration No. 33-055876).

10.9 November 8, 1988 Sponsorship Agreement between Champion Auto Stores, Inc. and National Hot Rod Association, Inc.
          Incorporated by reference from Brainerd International, Inc.'s Registration Statement on Form S-1 (Registration No. 33-055876).

10.10 June 22, 1992 Title Rights Sponsorship Agreement between Champion Auto Stores, Inc. and National Hot Rod
          Association, Inc. Incorporated by reference from Brainerd International, Inc.'s Registration Statement on Form S-1 (Registration No. 33-055876).

10.11 February 16, 1994 Loan Agreement with American National Bank of Brainerd; $550,000 Promissory Note; and $300,000 Line of Credit Note. Incorporated by reference from Brainerd International, Inc.'s Annual Report on Form 10-KSB for the fiscal year ended December 31, 1993.

10.12 December 21, 1993 Agreement among Issuer, Motor Stadium, Inc. and Gene M. Snow providing for termination of March 23, 1993 Financing Agreement, dissolution of Motor Sports Stadium, Inc. and grant of interest by Mr. Snow in potential future project. Incorporated by reference from Brainerd International, Inc.'s Annual Report on Form 10-KSB for the fiscal year ended December 31, 1993.

10.13     Amendment dated February 1, 1994 to Office Lease
          Agreement (See Exhibits 10(e) and 10(f)). Incorporated by reference from Brainerd International, Inc.'s Annual
          Report on Form 10-KSB for the fiscal year ended
          December 31, 1993.




                      -45-
10.14 September 1994 Stock Purchase Agreement among Gene M. Snow, James W. Littlejohn and Donald J. Williamson. Incorporated by reference from Brainerd International, Inc.'s Annual Report on Form 10-KSB for the fiscal year ended December 31, 1993.

10.15     December 1994 Letter of Intent between Issuer and The
          Colonel's, Inc. Incorporated by reference from Brainerd
          International, Inc.'s Annual Report on Form 10-KSB for the fiscal year ended December 31, 1993.

10.16 Addendum to Lease dated December 16, 1994 (See Exhibits 10(e), 10(f) and 10(m)). Incorporated by reference from Brainerd International, Inc.'s Annual Report on Form 10-KSB for the fiscal year ended December 31, 1993.

10.17 Variable Rate-Installment Note ($6,000,000) between The Colonel's and Comerica Bank dated April 14, 1995. Incorporated by reference from Amendment No. 1 to Brainerd International, Inc.'s Registration Statement on Form S-4 (Registration No. 33-91374).

10.18     Master Revolving Note ($4,500,000) between The
          Colonel's and Comerica Bank dated May 1, 1995.
          Incorporated by reference from Amendment No. 1 to Brainerd International, Inc.'s Registration Statement on Form S-4 (Registration No. 33-91374).

10.19 Security Agreement between The Colonel's and Comerica Bank (f/k/a Manufacturers National Bank of Detroit) dated December 4, 1991. Incorporated by reference from Amendment No. 1 to Brainerd International, Inc.'s Registration Statement on Form S-4 (Registration No. 33-91374).

10.20 Amended and Restated Security Agreement between The Colonel's and Comerica Bank (f/k/a Manufacturers National Bank of Detroit) dated December 4, 1991. Incorporated by reference from Amendment No. 1 to Brainerd International, Inc.'s Registration Statement on Form S-4 (Registration No. 33-91374).

10.21 Amended and Restated Guaranty between Donald and Patsy Williamson and Comerica Bank dated October 8, 1992. Incorporated by reference from Amendment No. 1 to Brainerd International, Inc.'s Registration Statement on Form S-4 (Registration No. 33-91374).



                      -46-
10.22 Lease Agreement between 620 Platt Road, Inc. and The Colonel's dated June 18, 1993 (for Milan, Michigan manufacturing facility). Incorporated by reference from Amendment No. 1 to Brainerd International, Inc.'s Registration Statement on Form S-4 (Registration No. 33-91374).

10.23 First Amendment to Lease Agreement between 620 Platt Road, L.L.C. (f/k/a 620 Platt Road, Inc.) and The Colonel's dated June 16, 1995. Incorporated by reference from Amendment No. 1 to Brainerd International, Inc.'s Registration Statement on
          Form S-4 (Registration No. 33-91374).

10.24 Industrial/Warehouse Lease between JMB/Warehouse Associates Limited Partnership and The Colonel's dated August 1, 1993 (for Houston, Texas warehouse distribution facility). Incorporated by reference from Amendment No. 1 to Brainerd International, Inc.'s Registration Statement on Form S-4 (Registration No. 33-91374).

10.25 Lease Agreement between Industrial Properties Corporation and The Colonel's dated September 15, 1992 (for Dallas, Texas warehouse distribution facility). Incorporated by reference from Amendment No. 1 to Brainerd International, Inc.'s Registration Statement on Form S-4 (Registration No. 33-91374).

10.26 Standard Industrial Lease between Revco D.S., Inc. and The Colonel's dated February 5, 1993 (for Phoenix (Glendale), Arizona warehouse distribution facility). Incorporated by reference from Amendment No. 1 to Brainerd International, Inc.'s Registration Statement on Form S-4 (Registration No. 33-91374).

10.27 Interim Equipment Lease Schedule ($2,729,370) between The Colonel's and Comerica Leasing Corporation dated July 27, 1995. Incorporated by reference from Amendment No. 2 to Brainerd International, Inc.'s Registration Statement on Form S-4 (Registration No. 33-91374).

10.28 Interim Equipment Lease Schedule ($2,044,000) between The Colonel's and Comerica Leasing Corporation dated July 27, 1995. Incorporated by reference from Amendment No. 2 to Brainerd International, Inc.'s Registration Statement on Form S-4 (Registration No. 33-91374).


                      -47-
10.29 Interim Equipment Lease Schedule ($383,468) between The Colonel's and Comerica Leasing Corporation dated July 27, 1995. Incorporated by reference from Amendment No. 2 to Brainerd International, Inc.'s Registration Statement on Form S-4 (Registration No. 33-91374).

10.30 Lease Schedule ($3,464,557) between The Colonel's, Inc. and Comerica Leasing Corporation dated December 27, 1995.

10.31 Interim Lease Schedule ($960,000) between The Colonel's, Inc. and Comerica Leasing Corporation dated December 27, 1995.

10.32 Interim Lease Schedule ($542,811) between The Colonel's, Inc. and Comerica Leasing Corporation dated December 27, 1995.

10.33 Interim Lease Schedule ($85,800) between The Colonel's, Inc. and Comerica Leasing Corporation dated January 26, 1996.

10.34 Interim Lease Schedule ($52,556) between The Colonel's, Inc. and Comerica Leasing Corporation dated February 16, 1996.

10.35     Interim Lease Schedule ($584,250) between The Colonel's,
          Inc. and Comerica Leasing Corporation dated December 27, 1995.

10.36     Interim Lease Schedule ($364,650) between The Colonel's,
          Inc. and Comerica Leasing Corporation dated January 26, 1996.

10.37     Interim Lease Schedule ($178,200) between The Colonel's,
          Inc. and Comerica Leasing Corporation dated February 16, 1996.

11.1      Computation of Per Share Earnings.

21.1      Subsidiaries of the Registrant.

24.1      Powers of Attorney.

27.1      Financial Data Schedule.

     ITEM 14(B).    REPORTS ON FORM 8-K.

     On December 5, 1995, Brainerd (as predecessor to the Company) filed a Report on Form 8-K with the SEC and Nasdaq (the "Report").
The Report reports the change in control of Brainerd that occurred as a result of the Merger and related transactions, and the submission of matters to a vote of security holders at the Meeting. Neither Brainerd nor the Company filed other reports on Form 8-K during the fourth quarter of the fiscal year ending December 31, 1995.


                      -48-
                              SIGNATURES

          Pursuant to the requirements of Section 13 or 15(d) of the Securities Exchange Act of 1934, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                              THE COLONEL'S INTERNATIONAL, INC.


Dated:  March 28, 1996        By: */S/ DONALD J. WILLIAMSON
                                   Donald J. Williamson
                                   President, Chief Executive Officer, and
                                   Director





































                      -49-
          Pursuant to the requirements of the Securities Exchange Act of 1934, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

 SIGNATURE                            TITLE                      DATE

*/S/DONALD J. WILLIAMSON      President, Chief Executive     March 28, 1996
Donald J. Williamson          Officer, and Director
                              (Principal Executive Officer)

*/S/RICHARD SCHOENFELDT       Vice President-Finance, and    March 28, 1996
Richard Schoenfeldt           Chief Financial Officer
                              (Principal Financial and
                              Accounting Officer)

*/S/LISA K. ALEXANDER         Treasurer and Director         March 28, 1996
Lisa K. Alexander

_______________________       Director
Richard L. Roe

*/S/J. DANIEL FRISINA         Director                       March 28, 1996
J. Daniel Frisina

*/S/TED M. GANS               Director                       March 28, 1996
Ted M. Gans

*/S/GARY MOORE                Director                       March 28, 1996
Gary Moore


*By  /S/ JEFFREY A. CHIMOVITZ
     Jeffrey A. Chimovitz
     Attorney-in-fact
















                      -50-










                   APPENDIX A









































                      -51-

INDEPENDENT AUDITORS' REPORT

To the Stockholders of
The Colonel's International, Inc.
Milan, Michigan

We have audited the accompanying consolidated balance sheets of The Colonel's International, Inc. (the "Company") as of December 31, 1995 and 1994, and the related consolidated statements of income, stockholders' equity and cash flows for each of the three years ended December 31, 1995. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 1995 and 1994, and the results of its operations and its cash flows for each of the three years ended December 31, 1995, in conformity with generally accepted accounting principles.


/S/ DELOITTE & TOUCHE LLP
Ann Arbor, Michigan
March 4, 1996


















                      -52-
THE COLONEL'S INTERNATIONAL, INC.

CONSOLIDATED BALANCE SHEETS
DECEMBER 31, 1995 AND 1994

ASSETS                                                        1995                1994
CURRENT ASSETS:
 Cash                                                    $    634,290        $    164,286
 Accounts receivable:
  Trade (net of allowance for doubtful accounts of
   $401,200 and $345,900 at December 31, 1995
   and 1994, respectively) (Note 7)                         2,292,112           2,474,565
  Insurance (Note 14)                                                           4,352,239
 Inventories (Note 4 and 7)                                 6,805,906           5,696,584
 Prepaid expenses                                             164,692             239,935
 Notes receivable:
  Related party (Notes 6 and 13)                              240,000             863,658
  Other (Note 6)                                              302,401             222,381
 Deferred taxes - current (Note 10)                           917,000
 Current portion of deferred compensation (Note 11)            52,000             204,436
 Assets held for sale (Note 14)                                75,000             350,000

      Total current assets                                 11,483,401          14,568,084

PROPERTY, PLANT AND EQUIPMENT - Net
 (Notes 5, 8 and 11)                                       20,876,669          12,552,006

OTHER ASSETS:
 Notes receivable:
  Related party (Notes 6 and 13)                              250,000           1,969,645
  Other (Note 6)                                                                   43,285
 Long-term portion of deferred compensation (Note 11)         266,163             624,136
 Deposits                                                   4,757,342           1,247,727
 Goodwill                                                     425,609
 Other                                                        184,802             525,000

      Total other assets                                    5,883,916           4,409,793

TOTAL ASSETS (Note 8)                                    $ 38,243,986        $ 31,529,883

See notes to consolidated financial statements.







                                    -53-
LIABILITIES AND STOCKHOLDERS' EQUITY

CURRENT LIABILITIES:
 Notes payable (Note 7)                                  $  4,180,000        $  6,000,000
 Current portion of long-term obligations (Note 8)          5,424,455           1,843,218
 Accounts payable - trade                                   2,938,494           2,809,113
 Accrued expenses (Note 9)                                  2,431,074           5,194,411
 Current portion of deferred compensation (Note 11)            52,000             204,436

      Total current liabilities                            15,026,023          16,051,178

LONG-TERM OBLIGATIONS, NET OF CURRENT
 PORTION (Note 8)                                           6,064,705           1,366,615

LONG-TERM PORTION OF DEFERRED
 COMPENSATION (Note 11)                                       266,163             624,136

DEFERRED TAXES - LONG TERM (Note 10)                        4,014,000

STOCKHOLDERS' EQUITY:
 Common stock; 35,000,000 shares authorized at
   $.01 par value, 24,177,830 shares issued and
   outstanding (Note 3)                                       241,778
 Common stock; 10,000,000 shares authorized at
   $.10 par value, 6,021,000 shares issued and
   outstanding                                                                    602,100
 Additional paid-in capital                                 5,557,833           1,244,511
 Retained earnings                                          7,073,484          11,641,343

      Total stockholders' equity                           12,873,095          13,487,954




TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY               $ 38,243,986        $ 31,529,883

See notes to consolidated financial statements.













                                       -54-
THE COLONEL'S INTERNATIONAL, INC.

CONSOLIDATED STATEMENTS OF INCOME
YEARS ENDED DECEMBER 31, 1995, 1994 AND 1993
                                                    1995<F1>           1994             1993
SALES (Note 13)                                 $  28,503,726    $  28,492,013    $  25,174,656

COST OF SALES (Note 13)                            19,998,308       19,599,470       19,396,926

GROSS PROFIT                                        8,505,418        8,892,543        5,777,730

SELLING, GENERAL AND ADMINISTRATIVE
     EXPENSES                                       3,534,648        5,101,270        6,318,782

PLANT CLOSING COSTS (Note 15)                                        1,389,368

        Income (loss) from operations               4,970,770        2,401,905         (541,052)

OTHER INCOME (EXPENSE):
     Interest expense                                (971,623)        (785,969)        (864,681)
     Interest income (Note 13)                        119,628          106,773          206,480
     Gain on insurance settlement (Note 14)                          9,081,662        9,043,282
     Rental income (Note 13)                           71,000           73,000           87,750
     Other                                              5,699           10,343         (169,573)

        Other income (expense), net                  (775,296)       8,485,809        8,303,258

NET INCOME BEFORE INCOME TAXES                      4,195,474       10,887,714        7,762,206

PROVISION FOR INCOME TAXES (Note 10)                2,333,000

NET INCOME                                      $   1,862,474    $  10,887,714    $   7,762,206

PROFORMA EARNINGS PER SHARE (Note 18)           $        0.11

<F1> The merger by which The Colonel's, Inc. became a subsidiary of The Colonel's International, Inc. ("CII") was effective December 31, 1995. Therefore, the statements of income reflect only the results of operations of The Colonel's, Inc. See Note 3 for the pro forma results of operations of The Colonel's, Inc. and CII as if they had been combined for 1995.

See notes to consolidated financial statements.

                      -55-
THE COLONEL'S INTERNATIONAL, INC.

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY
YEARS ENDED DECEMBER 31, 1995, 1994 AND 1993
                                                                    ADDITIONAL          NOTE
                                              COMMON STOCK            PAID IN        RECEIVABLE -       RETAINED
                                           SHARES       AMOUNT        CAPITAL        STOCKHOLDERS       EARNINGS          TOTAL
BALANCE, JANUARY 1, 1994                  6,021,000   $  602,100    $  1,244,511    $  (4,500,000)   $  9,252,867    $  6,599,478

     Net income                                                                                         7,762,206       7,762,206

     Transactions with stockholders
      (Notes 6 and 13)                                                                  1,500,000      (9,334,273)     (7,834,273)

BALANCE, DECEMBER 31, 1994                6,021,000      602,100       1,244,511       (3,000,000)      7,680,800       6,527,411

     Net income                                                                                        10,887,714      10,887,714

     Transactions with stockholders
      (Notes 6 and 13)                                                                  3,000,000      (6,927,171)     (3,927,171)

BALANCE, DECEMBER 31, 1994                6,021,000      602,100       1,244,511            None       11,641,343      13,487,954

     Net income                                                                                         1,862,474       1,862,474

     Transactions with stockholders
      (Notes 6 and 13)                                                                                 (6,430,333)     (6,430,333)

     Change in par value from $.10
       to $.01                             (596,079)     596,079

     Exchange of common shares to
      affect merger (see Note 3)         18,156,830      235,757       3,717,243                                        3,953,000

BALANCE, DECEMBER 31, 1995               24,177,830   $  241,778    $  5,557,833            None     $  7,073,484    $ 12,873,095

See notes to consolidated financial statements.










                      -56-
THE COLONEL'S INTERNATIONAL, INC.

CONSOLIDATED STATEMENTS OF CASH FLOWS
YEARS ENDED DECEMBER 31, 1995, 1994 AND 1993
                                                                  1995               1994              1993
CASH FLOWS FROM OPERATING
     ACTIVITIES:
     Net income                                             $   1,862,474     $   10,887,714     $   7,762,206
     Adjustments to reconcile net income to net
      cash provided by operations:
     Depreciation and amortization                              2,673,758          3,075,351         3,052,275
     Deferred tax provision                                     2,333,000
     Net book value of property and equipment
      destroyed in fire                                                                              1,588,670
     Provision for impairment of assets held for sale                              1,109,368           200,000
     (Gain) loss on sale of property and equipment                 22,573              1,584            (2,499)
     Changes in assets and liabilities that provided
      (used) cash, net of effects from the
      acquisition:
      Accounts receivable:
       Trade                                                      182,453           (875,598)          146,064
       Related parties                                                               173,400           (48,055)
       Insurance                                                4,352,239            (53,036)       (4,299,203)
      Inventories                                                (683,346)        (2,457,547)          228,732
      Prepaid expenses                                             90,998             85,342          (150,020)
      Accounts payable                                             71,600         (1,131,386)        2,079,525
      Accrued expenses                                         (2,855,361)            24,414         4,071,571

        Net cash provided by operating activities               8,050,388         10,839,606        14,629,266

CASH FLOWS FROM INVESTING ACTIVITIES:
     Acquisition of Brainerd, net of cash
      acquired (Note 3)                                           277,237
     Expenditures for property, plant and equipment            (5,584,083)        (5,905,381)       (3,468,238)
     Proceeds from sale of property, plant and
      equipment                                                     8,964              2,802            10,300
     Net change in deposits (principally for tooling
       and equipment)                                          (3,509,615)         1,384,885        (1,929,881)
     Additions to notes receivable - related party             (1,243,291)          (886,369)       (1,303,744)
     Payments received on notes receivable -
      related party                                             1,205,117             35,604           203,155
     Payments received on notes receivable - other                237,209            237,663            37,422
     Proceeds from sale of assets held for sale                   275,000

        Net cash used in investing activities                  (8,333,462)        (5,130,796)       (6,450,986)


                      -57-
THE COLONEL'S INTERNATIONAL, INC.

CONSOLIDATED STATEMENTS OF CASH FLOWS
YEARS ENDED DECEMBER 31, 1995, 1994 AND 1993
                                                                   1995               1994              1993
CASH FLOWS FROM FINANCING ACTIVITIES:
     Net borrowings (payments) under notes payable             (1,820,000)                           3,900,000
     Proceeds from long-term obligations                        8,087,062                            1,700,000
     Principal payments on long-term debt                      (2,956,790)        (5,993,777)       (3,631,459)
     Proceeds from issuance of capital leases                   2,731,277
     Principal payment on obligations under
      capital leases                                             (126,218)          (173,995)         (151,665)
     Distributions paid to stockholders                        (5,162,253)        (1,810,047)       (7,834,273)

        Net cash provided by (used in)
          financing activities                                    753,078         (7,977,819)       (6,017,397)

NET INCREASE (DECREASE) IN CASH                                   470,004         (2,269,009)        2,160,883

CASH, BEGINNING OF YEAR                                           164,286          2,433,295           272,412

CASH, END OF YEAR                                             $   634,290        $   164,286       $ 2,433,295

SUPPLEMENTAL DISCLOSURE OF CASH
     FLOW INFORMATION - Cash paid during
     the year for interest                                    $   910,706        $   901,327       $   821,167

SUPPLEMENTAL SCHEDULES OF
     NONCASH FINANCING AND
     INVESTING ACTIVITIES:

      Reclassification of note receivable as
       stockholder distribution                               $ 1,482,024        $ 3,000,000       $ 1,500,000

      Property received as payment on note
       receivable                                             $   473,477

      Inventory received as payment on note
       receivable                                             $   425,976

      Stockholder contribution of note receivable             $   213,944

      Notes payable received on sale of property              $    60,000

      Assumption of mortgage                                                     $ 2,117,124

See note to consolidated financial statements.
                      -58-
THE COLONEL'S INTERNATIONAL, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 1995, 1994 AND 1993


1.   ORGANIZATION

     The Colonel's International, Inc. ("CII") is a holding company for two wholly-owned subsidiaries, The Colonel's, Inc. ("The Colonel's") and Brainerd International Raceway, Inc. ("BIRI") (See Note 3). The Colonel's was incorporated in Michigan in 1982 and principally designs, manufactures and distributes plastic automotive bumper fascias and miscellaneous reinforcement beams and brackets, as replacement collision parts to the automotive aftermarket industry in North America. The Colonel's manufactures its products using reaction injection molding and plastic injection molding technology and sells its products throughout North America through its warehouses and a network of distributors. BIRI was incorporated in Minnesota in 1982 and operates a multi-purpose motor sports facility in Brainerd, Minnesota. BIRI organizes and promotes various spectator events relating to road and drag races.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     CONSOLIDATION - The consolidated financial statements include the accounts of CII and its subsidiaries, the Colonel's and BIRI, from the date of acquisition. All significant intercompany accounts and transactions have been eliminated.

     INVENTORIES are stated at the lower of cost or market, and cost is determined by the first-in, first-out (FIFO) method.

     PROPERTY, PLANT AND EQUIPMENT is stated at cost. Depreciation is computed using the straight-line method over the estimated useful lives of the assets as follows:


                   Track                           7 years
                   Buildings                      15 years
                   Leasehold improvements      10-25 years
                   Equipment                    5-10 years
                   Bleachers and fencing           5 years
                   Furniture and fixtures       3-10 years
                   Vehicles                      3-7 years
                   Tooling                       5-7 years


                      -59-
     Leasehold improvements are amortized over the shorter of the life of the lease or their estimated useful life of 10-25 years.

     Expenditures for major renewals and betterments that extend the useful life of the related property, plant and equipment are capitalized. Expenditures for maintenance and repairs are charged to expense as incurred. When properties are retired or sold, the related cost and accumulated depreciation are removed from the accounts and any gain or loss on disposition is recognized.

     REVENUE RECOGNITION - Sales and trade accounts receivable are recognized at the time the product is shipped to the Company's customers.

     ASSETS HELD FOR SALE - Assets held for sale include certain machinery, equipment and real estate not needed in CII's operations. These assets have been valued at the lower of cost or net realizable value, and are classified as short or long term based on the anticipated time of sale.

     GOODWILL - Goodwill is being amortized using the straight-line method over 15 years, the estimated period of benefit.

     ACCRUED LEGAL FEES - Anticipated legal and other professional fees are accrued in the same period that the related legal matters are accrued.

     ACCRUED ENVIRONMENTAL COSTS - CII accounts for environmental costs when environmental assessments or remedial efforts are probable, and the costs can be reasonably estimated. Generally, the timing of these accruals coincide with the earlier of a feasibility study or CII's commitment to a plan of action based on the known facts. Accruals are recorded based on existing technology available, presently enacted laws and regulations, and without giving effect to insurance proceeds. Such accruals are not discounted. As assessments and cleanups proceed, environmental accruals are periodically reviewed and adjusted as additional information becomes available as to the nature or extent of contamination, methods of remediation required, and other actions by governmental agencies or private parties.

     INCOME TAX - Effective December 31, 1995, The Colonel's changed its tax status from an S Corporation to a C Corporation for federal income tax purposes. As a result this change from a non-taxable entity to a taxable entity, The Colonel's recorded a $2,333,000 charge to income, to reflect the tax consequences of differences between the tax bases of The Colonel's assets and liabilities at that date. Prior to December 31, 1995, The Colonel's income was not taxable to the company and was passed through to its stockholders.

     FINANCIAL INSTRUMENTS - The carrying value of financial instruments included in the balance sheets approximate fair value.



                      -60-
     USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the operating period. Actual results could differ from those estimates.

     RECLASSIFICATIONS - Certain 1994 and 1993 amounts have been reclassified to conform to the 1995 presentation.

3.   BUSINESS COMBINATION

     Effective December 31, 1995, CII completed its merger with The Colonel's. CII issued 23,500,000 shares of its common stock in exchange for all of the outstanding common stock of The Colonel's. For accounting purposes, the acquisition has been treated as a recapitalization of The Colonel's with The Colonel's as the acquirer ("reverse acquisition"). The historical financial statements prior to December 31, 1995 are those of The
     Colonel's. In addition, the weighted average common shares outstanding for purposes of calculating the earnings per share have been retroactively restated to give effect to the recapitalization.

     The purchase price was $3,953,000 based on the fair value of CII at the consummation date of the acquisition, which was allocated to the assets acquired and liabilities assumed based on the estimated fair values at the date of acquisition. The excess of the purchase price over the estimated fair values of the net assets acquired has been recorded as goodwill, which will be amortized over 15 years. The estimated fair value of assets and liabilities acquired are summarized as follows:


              Cash                              $    277,237
              Property and equipment               4,682,400
              Goodwill                               425,609
              Other                                   25,556
              Accrued liabilities                    (83,810)
              Accrued federal income tax             (66,000)
              Debt                                  (543,992)
              Deferred tax liability                (764,000)

                   Total                        $  3,953,000

     There are no operating results of this acquisition included in CII's consolidated results of operations since the date of acquisition was December 31, 1995. The following unaudited proforma summary presents the consolidated results of operations as if the acquisition had

                      -61-
     occurred at the beginning of the period presented, giving effect to certain adjustments for the amortization of goodwill and the effect of income taxes. These proforma results have been prepared for comparative purposes only and do not purport to be indicative of what would have occurred had the acquisition been made at the beginning of the period presented or of results that may occur in the future.

                 (In Thousands)               1995           1994
                 Revenue                    $ 31,382      $ 30,942

                 Income before taxes        $  4,385      $ 10,886

                 Net income                 $  2,915      $  7,126

                 Earnings per share         $   0.12      $   0.29

4.   INVENTORIES

     Inventories at December 31 are summarized as follows:

                                             1995                1994
                 Finished products       $ 6,168,440         $ 5,320,211
                 Raw materials               637,466             376,373

                 Total inventories       $ 6,805,906         $ 5,696,584

















                      -62-
5.   PROPERTY, PLANT AND EQUIPMENT

     Property, plant and equipment at December 31 is summarized by major classifications as follows:

                                                                     1995                1994
        Land and improvements                                   $  2,269,400        $     30,000
        Track                                                      1,537,800
        Buildings                                                    622,000
        Lease improvements                                           707,076             381,883
        Bleachers and fencing                                        432,200
        Equipment (including equipment under capital lease)       10,460,954           6,500,354
        Transportation equipment (including equipment
           under capital lease)                                      609,097           1,465,918
        Furniture and fixtures                                       537,230             364,906
        Tooling                                                   19,658,447          17,107,267
             Total                                                36,834,204          25,850,328
        Less accumulated depreciation and amortization           (15,957,535)        (13,298,322)

        Net property, plant and equipment                       $ 20,876,669        $ 12,552,006

        Included in the amounts above are trucks and equipment under capital leases with a net book value of $2,666,598 and $228,629 at December 31, 1995 and 1994, respectively.

6.   NOTES RECEIVABLE

     Notes receivable at December 31 are summarized as follows:

                                                                       1995                  1994
        Notes receivable from a company affiliated through
          common control and ownership, due on demand,
          bearing interest at the prime rate, collateralized
          by property and assets                                     $ 490,000           $   695,117
        Notes receivable from customer, aggregate monthly
          installments of $20,629 including interest at 7%,
          commencing February 1, 1993, secured by shares
          of common stock of a company                                  28,457               242,887
        Mortgage receivable from an individual, monthly
          interest payments at 8% per annum, principal due
          November 15, 1998, collateralized by land, paid
          in March 1996                                                213,944



                                       -63-
        Land contract receivable from an individual, due
          in monthly installments of $650, including
          interest at 9% per annum, collateralized by land,
          paid in March 1996                                            60,000
        Note receivable from a company affiliated through
          common control and ownership repaid in 1995                                      2,138,186
        Other                                                                                 22,799
             Total                                                     792,401             3,098,969
        Less current portion                                          (542,401)           (1,086,039)

        Long-term                                                    $ 250,000           $ 2,012,930

7.   NOTES PAYABLE

     Notes payable at December 31 consist of the following short-term credit facilities:

                                                                         1995                 1994

        Line of credit with a bank, interest is due monthly at
          the bank's prime rate (9.0% and 8.5% at December 31,
          1995 and 1994, respectively)                               $ 4,180,000         $ 4,500,000
        Bridge notes payable to a bank, repaid in 1995                                     1,500,000

                                                                     $ 4,180,000         $ 6,000,000

     CII's has a line of credit with a bank which provides for maximum borrowings of $4,500,000, based upon eligible accounts receivable and inventories. Remaining availability under the line of credit at December 31, 1995 was $320,000. The line of credit expires August 1, 1996.

     CII also has a second line of credit with a bank which provides for maximum borrowings of $300,000 with interest at prime plus 1-1/2% (effective rate of 10% at December 31, 1995), of which none was outstanding at December 31, 1995.

     The short-term credit facilities are with the same bank as the term note (Note 8) and are secured by the same collateral. The weighted average interest rate on the short-term credit facilities were 8.81% and 7.25% in 1995 and 1994, respectively.







                      -64-
8.   LONG-TERM OBLIGATIONS

     Long-term obligations at December 31 consist of the following:

                                                                         1995                1994
        Term note payable to a bank, monthly principal
          payments of $200,000 plus interest at the bank's
          prime rate plus 1/2% (effective rate of 9% at
          December 31, 1995) through November 1997                  $  4,800,000
        Term note payable to a bank, repaid in 1995                                      $ 1,275,000
        Mortgage payable to bank, interest at 9.25%,
          payable in monthly installments of $52,000
          through May 1998, and secured by underlying
          property                                                     1,326,825           1,808,615
        Mortgage payable to a bank, interest at the bank's
          prime rate plus 2% (effective rate of 10.5% at
          December 31, 1995), monthly principal
          payments of $50,000 plus interest, through
          September 2004.  Secured by underlying
          property                                                       450,000
        Capital lease obligations through December 2002;
          monthly installments of $41,245 including
          interest at rates between 7.5% and 8.75%,
          collateralized by the related machinery and
          equipment (see Note 11)                                      2,689,007
        Bridge financing from a bank for future equipment
          leases, interest due monthly at the bank's prime
          rate (effective rate of 8.5% at December 31,
          1995)                                                        2,087,065
        Other                                                            136,263             126,218
             Total                                                    11,489,160           3,209,833
        Less current portion                                          (5,424,455)          1,843,218)

        Long-term                                                   $  6,064,705         $ 1,366,615

     The term note is part of a bank loan agreement that includes CII's short-term credit facilities (Note 7). This bank loan agreement is guaranteed by certain stockholders of CII and collateralized by a first priority security interest in substantially all CII's assets and by all of CII's issued and outstanding shares of common stock and contains certain covenants which requires CII to maintain minimum levels of net worth and not to exceed certain debt ratios.

     The bridge financing from a bank represents amounts advanced to CII for the purchase of tooling and machinery that CII expects to refinance as capital leases on a long-term basis.

                      -65-
     In 1994, CII assumed the outstanding mortgage payable of approximately $2,100,000 on CII's Owosso facility from its stockholders. The assumption of the mortgage was treated as a distribution to the stockholders in the 1994 financial statements.

     The scheduled future repayments of long-term obligations at December 31, 1995 are as follows:

                      1996               $  5,424,455
                      1997                  3,373,164
                      1998                    644,040
                      1999                    452,405
                      2000                    469,966
                      Thereafter            1,125,130

                      Total              $ 11,489,160

9.   ACCRUED EXPENSES

     Accrued expenses at December 31 consist of the following:

                                                               1995               1994
            Accrued legal (Note 16)                        $   349,331       $ 1,095,406
            Accrued compensation for NuPar (Note 16)           900,000         1,800,000
            Accrued environmental costs (Note 17)              598,717           850,000
            Accrued taxes                                      276,619           661,230
            Accrued plant closing costs (Note 15)                                355,000
            Other                                              306,407           432,775

            Total                                          $ 2,431,074       $ 5,194,411













                      -66-
10.  INCOME TAXES

     Effective December 31, 1995, The Colonel's changed its tax status from a non-taxable entity to a taxable entity. The tax provision for 1995 reflects the charge to income for the changes in The Colonel's tax status. CII expects its future effective tax rate to approximately 37%, at 34% statutory federal rate and 3% state tax rate, net of federal benefit. The temporary differences at December 31, 1995 that give rise to the recorded deferred taxes, including amounts acquired in the acquisition (Note 3) are as follows:

                                                          DEFERRED
                                                          TAX ASSET
                                                         (LIABILITY)
                Deferred tax assets:
                 Allowance for doubtful accounts      $     140,000
                 Inventory                                  124,300
                 Accrued expenses                           652,700
                 Net operating loss carryforwards           433,000
                 Other                                       77,000
                     Total                                1,427,000
                Valuation allowance                        (510,000)
                                                            917,000
                Deferred liability:
                 Depreciation                            (3,494,000)
                 Other                                     (520,000)
                                                         (4,014,000)

                Total net deferred tax liability      $  (3,097,000)

     At December 31, 1995, CII has net operating loss carryforwards for tax purposes as follows:

                  EXPIRATION DATE               AMOUNT
                    2004                     $ 342,000
                    2005                       599,000
                    2008                       332,000

     CII has put a valuation allowance on 100% of these amounts because management believes it is more likely than not that the net operating loss carryforwards will not be utilized due to limitations in existing tax laws


                      -67-
     on their use. Should such net operating losses be utilized, the effect will be a reduction in the amount of goodwill.

11.  COMMITMENTS

     CII leases trucks and equipment under capital leases (see Notes 5 and 8). CII also leases warehouse space under noncancelable operating agreements. The warehouse leases require that CII pay the taxes, insurance and maintenance expense related to the leased property. Minimum future lease payments under noncancelable leases at December 31, 1995 are summarized as follows:

                                                                   CAPITAL           OPERATING
                                                                   LEASES             LEASES
           Years ending December 31:
             1996                                              $   494,937         $ 1,422,300
             1997                                                  494,937           1,143,228
             1998                                                  494,937           1,041,424
             1999                                                  494,937             934,248
             2000                                                  494,937             847,854
             Thereafter                                            989,874           4,200,000

                Total                                            3,464,559         $ 9,589,054
           Less amount representing interest                       775,552
           Present value of minimum lease payments               2,689,007
           Less current maturities                                 302,279

           Long-term portion of capital lease obligations      $ 2,386,728

     Rent expense, including month to month rentals, was approximately $1,447,000, $2,242,000 and $2,072,000 for the three years ended December 31, 1995, 1994 and 1993, respectively. Included in rent expenses are amounts paid to the related parties of CII for rental of its principal operating facilities (see Note 13).

     CII had a ten-year employment agreement ending in 1997 with a key employee who is related to the CII's majority stockholder. CII recorded a liability and related deferred costs for the remaining compensation due under the terms of the agreement based upon the net present value of such payments. In 1995, the employee terminated the agreement and relinquished these rights to further compensation.

     CII entered into a ten-year consulting agreement beginning January 1, 1994, with the former president of the Company. The agreement guarantees him $52,000 per year. CII may terminate this agreement, but is obligated to pay the remaining compensation due under the terms of the agreement. CII

                      -68-
     recorded a liability and related deferred costs for the remaining compensation due under the terms of the agreement based upon the net present value of such payments. The deferred cost amount is being amortized to operations over the term of the agreement.

12.  STOCK OPTIONS

     CII has an incentive stock option plan that provides for up to 3,000,000 shares of common stock options to key employees, executive officers and outside directors, and also permits the grant or award of restricted stock, stock appreciation rights or stock awards. There have been no issuances under this plan.

13.  RELATED PARTY TRANSACTIONS

     The primary parties related to the Company are as follows:

        - The majority stockholders, with whom various transactions are made, including payment of monthly rent for the Owosso facility through March 1994;

        - 620 Platt Road, Inc. ("Platt"), a company affiliated through common ownership, to which rental payments are made for the Milan facility;

        - The Colonel's Factory Outlet of Arkansas, Inc. ("Arkansas"), a company affiliated through common ownership, with which various transactions are made, including sales and purchases of inventory, and payment for and reimbursement of Arkansas' expenses; and

        - Blain Buick - GMC, Inc. ("Blain"), a company affiliated through common ownership, from which automobiles, parts, and service are purchased, and rental income is earned.



















                      -69-
     A summary of transactions with these related parties is as follows:

                                                               1995               1994              1993

          Majority Stockholder:
           Short-term advances to stockholders            $  5,162,753      $  13,802,190      $  8,040,744
           Cash payments on short-term advances                   (500)       (11,992,143)         (206,471)
           Reduction of note receivable                      1,482,024          3,000,000         1,500,000
           Assumption of land contract receivable             (213,944)
           Assumption of mortgage                                               2,117,124
             Stockholder distributions                       6,430,333          6,927,171         9,334,273
           Rental expense                                                         280,000           840,000

          Platt - rental expense                               840,000            840,000           490,000

          Arkansas:
           Sales of inventory                                  346,000            309,500           568,300
           Purchases of inventory                              744,600            224,300           300,400
           Inventory in satisfaction of note receivable        425,976
           Property, plant and equipment in
            satisfaction of note receivable                    473,477
           Cash in satisfaction of note receivable           1,000,000

          Blain:
           Purchases of automobiles, parts and
            service                                             73,500            147,000            52,000
           Rental income                                        11,000             12,000            12,000
           Interest income on note receivable                   43,400             48,000            52,000

14.  PLANT FIRE

     In 1993, CII's leased facility in Owosso, Michigan which included its headquarters, sales offices and the principal manufacturing and warehouse facilities, was destroyed by a fire. The fire caused a complete loss of the approximate 280,000 square foot facility and damaged inventory, equipment and other contents therein. In late 1993, CII relocated its principal operations and headquarters to Milan, Michigan and is leasing a 350,000 square foot facility from a company owned by certain stockholders of CII.

     In 1994, CII finalized negotiations with its insurance carrier for amounts to be received on all coverages in effect at the date of the fire. Total insurance proceeds received for the replacement cost of lost property, lost profits and other direct costs of the fire were approximately $31,000,000, of which approximately $6,630,000 was due


                      -70-
     to a stockholder as indemnification of damages to the Owosso facility.
     CII has recognized in other income a net gain of approximately $9,082,000 and $9,043,000 in 1994 and 1993, respectively, which represents the amount by which CII's insurance proceeds of $24,381,000 exceeded the sum of the net book value of the assets destroyed and the liabilities resulting from the fire.

15.  PLANT CLOSING

     In 1994, CII ceased operations and took the steps necessary to close its Florida facility. At December 31, 1994, CII accrued estimated costs required to close the facility. Such costs include approximately $1,034,000 for the write down of assets to their net realizable value of $350,000 and $355,000 for costs of the storage, dismantling and disposing of the equipment, and other related expenses. Assets held at the facility that are not expected to be transferred to the Milan facility have been classified as short-term assets held for sale. At December 31, 1995, approximately $75,000 of such assets remain.

16.  LITIGATION

     In connection with the acquisition of a facility in Florida (known as "NuPar"), CII signed employment agreements with the former NuPar stockholders for the three year period beginning December 1991. In 1994, the former NuPar stockholders filed a lawsuit against CII for $1,800,000 claiming they had met the conditions of the agreements and are therefore entitled to the payments thereunder. In July 1995, CII settled these actions for $1.4 million, payable in installments through January 1997, and has accrued for remaining compensation of $900,000 at December 31, 1995.

     A suit was filed against CII in 1992 claiming CII violated anti-trust laws and alleging that CII has engaged in predatory pricing, monopolization and anti-competitive acquisitions. Discovery has narrowed the plaintiffs' theories of recoveries and the allegedly offending predatorily priced sales at issue to only two bumper models of which fewer than 2,000 parts were sold during the relevant period. CII has offered to settle this dispute for $160,000. CII has accrued its best estimate of the cost of litigation based on known facts. It is possible that this estimate may change in the near term as the lawsuit progresses. Although the final resolution of any such matters could have a material effect on CII's operating results for the particular reporting period in which an adjustment of the estimated liability is recorded, CII believes that any resulting liability should not materially affects its financial position.

     The outside designer and installer of the automated paint line system for the CII's Milan, Michigan facility abandoned the project before it was completed, leaving his suppliers and subcontractors owed more than


                      -71-
     CII owed to the installer under the sales contract if he had finished it. CII arranged with third parties to have the installation completed. CII bypassed the contractor and settled directly with all of the 14 unpaid subcontractors for $270,000 and a release of all liens. CII still has a damage claim against the main contractor.

     CII is involved in various other legal proceedings which have arisen in the normal course of its operations. CII has accrued its best estimate of the cost of litigation based on known facts. It is possible that this estimate may change in the near term as the lawsuits progress. Although the final resolution of any such matters could have a material effect on CII's operating results for the particular reporting period in which an adjustment of the estimated liability is recorded, CII believes that any resulting liability should not materially affects its financial position.

17.  ENVIRONMENTAL REMEDIATION

     CII is responsible for the remediation of hazardous materials and ground contamination located at the Owosso facility as a result of the fire (see
     Note 14). In August 1993, the Michigan Department of Natural Resources required that CII perform a complete hydrogeological study of this site to determine the extent of the contamination. CII plans to engage environmental consultants in the summer of 1996 to determine the extent of the hazardous materials located at this site, if any, and the cost of any remediation. CII has accrued its best estimate of the cost of remediation based on known facts. It is possible that this estimate may change in the near term as the project progresses. Although the final resolution of any such matters could have a material effect on CII's operating results for the particular reporting period in which an adjustment of the estimated liability is recorded, CII believes that any resulting liability should not materially affects its financial position.

     As part of the lease agreement with a related party for the Milan, Michigan facility, CII is also responsible for the remediation of hazardous material, up to an amount of $2,000,000, which existed at this site prior to CII entering into the lease in June 1993. CII has accrued for estimated remediation costs based on an environmental study of the site. CII has accrued its best estimate of the cost of remediation based on known facts. It is possible that this estimate may change in the near term as the project progresses. Although the final resolution of any such matters could have a material effect on CII's operating results for the particular reporting period in which an adjustment of the estimated liability is recorded, CII believes that any resulting liability should not materially affects its financial position.





                      -72-
18.  PROFORMA EARNINGS PER SHARE (UNAUDITED)

     The following unaudited proforma earnings per share has been derived from the income statement of CII for the year ended December 31, 1995, adjusted to give effect to the change in tax status of The Colonel's as if such change had occurred at the beginning of the period.

        Net income before taxes                        $ 4,195,474
        Proforma revision for income taxes               1,470,000

                  Proforma net income                  $ 2,725,474

        Proforma earnings per share                    $      0.11

        Proforma weighted average common shares        $24,177,830

                            * * * * * *































                      -73-
EXHIBIT
NUMBER             EXHIBIT INDEX

2.1 Agreement and Plan of Merger between The Colonel's, Inc. and Brainerd Merger Corporation and joined in by Brainerd
          International, Inc. Incorporated by reference from Exhibit A to the Proxy Statement of Brainerd International, Inc. for the Annual Meeting of Shareholders of Brainerd
          International, Inc. held on November 21, 1995.

2.2       Agreement and Plan of Reorganization among Brainerd
          International, Inc. and The Colonel's Holdings, Inc.
          Incorporated by reference from Exhibit D to the Proxy
          Statement of Brainerd International, Inc. for the Annual Meeting of Shareholders of Brainerd International, Inc. held on November 21, 1995.

3.1       Articles of Incorporation of the Company, as amended.
          Incorporated by reference from Exhibit E to the Proxy
          Statement of Brainerd International, Inc. for the Annual Meeting of Shareholders of Brainerd International, Inc. held on November 21, 1995.

3.2 Certificate of Amendment to the Articles of Incorporation changing name from "The Colonel's Holdings, Inc." to "The Colonel's International, Inc."

3.3 Bylaws of the Company. Incorporated by reference from Exhibit F to the Proxy Statement of Brainerd International, Inc. for the Annual Meeting of Shareholders of Brainerd
          International, Inc. held on November 21, 1995.

4.1       Articles of Incorporation.  See Exhibit 3(a) above.

10.1 The Company's 1995 Long-Term Incentive Plan. Incorporated by reference from Exhibit G to the Proxy Statement of Brainerd International, Inc. for the Annual Meeting of Shareholders of Brainerd International, Inc. held on November 21, 1995.

10.2 Incentive Stock Option Plan. Incorporated by reference from the Annual Report on Form 10-K of Brainerd International Inc. for the fiscal year ended December 31, 1987.

10.3 Form of Non-Statutory Stock Option Agreement used under the Incentive Stock Option Plan. Incorporated by reference from the Annual Report on Form 10-K of Brainerd International Inc. for the fiscal year ended December 31, 1987.



                      -74-

10.4      Form of Incentive Stock Option Agreement used under the
          Incentive Stock Option Plan. Incorporated by reference from the Annual Report on Form 10-K of Brainerd International Inc. for the fiscal year ended December 31, 1987.

10.5      Office Lease Agreement dated January 23, 1991 between
          Brainerd International, Inc. and Woodland Office Partnership. Incorporated by reference from the Annual Report on Form 10-K of Brainerd International Inc. for the fiscal year ended
          December 31, 1990.

10.6      Amendment dated December 11-12, 1991 to Office Lease
          Agreement (see Exhibit 10(e) above) between Brainerd
          International, Inc. and Woodland Office Partnership.
          Incorporated by reference from Brainerd International, Inc.'s Annual Report on Form 10-K for the fiscal year ended December 31, 1991.

10.7      $404,700 Promissory Note dated January 1, 1992, from
          Brainerd International, Inc. payable to Gene Snow and James
          W. Littlejohn.  Incorporated by reference from Brainerd
          International, Inc.'s Annual Report on Form 10-K for the fiscal year ended December 31, 1991.

10.8      Lease Agreement between Issuer and National Hot Rod
          Association, Inc. consisting of March 17, 1984 Lease
          Agreement; April 28, 1986 letter extending term to 1991;
          March 12, 1987 Letter of Amendment; and April 7, 1992 letter extending term to 1996 and amending agreement. Incorporated by reference from Brainerd International, Inc.'s
          Registration Statement on Form S-1 (Registration No. 33-055876).

10.9 November 8, 1988 Sponsorship Agreement between Champion Auto Stores, Inc. and National Hot Rod Association, Inc.
          Incorporated by reference from Brainerd International, Inc.'s Registration Statement on Form S-1 (Registration No. 33-055876).

10.10 June 22, 1992 Title Rights Sponsorship Agreement between Champion Auto Stores, Inc. and National Hot Rod
          Association, Inc. Incorporated by reference from Brainerd International, Inc.'s Registration Statement on Form S-1 (Registration No. 33-055876).

10.11 February 16, 1994 Loan Agreement with American National Bank of Brainerd; $550,000 Promissory Note; and $300,000 Line of Credit Note. Incorporated by reference from Brainerd International, Inc.'s Annual Report on Form 10-KSB for the fiscal year ended December 31, 1993.

                      -75-
10.12 December 21, 1993 Agreement among Issuer, Motor Stadium, Inc. and Gene M. Snow providing for termination of March 23, 1993 Financing Agreement, dissolution of Motor Sports Stadium, Inc. and grant of interest by Mr. Snow in potential future project. Incorporated by reference from Brainerd International, Inc.'s Annual Report on Form 10-KSB for the fiscal year ended December 31, 1993.

10.13     Amendment dated February 1, 1994 to Office Lease
          Agreement (See Exhibits 10(e) and 10(f)). Incorporated by reference from Brainerd International, Inc.'s Annual
          Report on Form 10-KSB for the fiscal year ended
          December 31, 1993.

10.14 September 1994 Stock Purchase Agreement among Gene M. Snow, James W. Littlejohn and Donald J. Williamson. Incorporated by reference from Brainerd International, Inc.'s Annual Report on Form 10-KSB for the fiscal year ended December 31, 1993.

10.15     December 1994 Letter of Intent between Issuer and The
          Colonel's, Inc. Incorporated by reference from Brainerd
          International, Inc.'s Annual Report on Form 10-KSB for the fiscal year ended December 31, 1993.

10.16 Addendum to Lease dated December 16, 1994 (See Exhibits 10(e), 10(f) and 10(m)). Incorporated by reference from Brainerd International, Inc.'s Annual Report on Form 10-KSB for the fiscal year ended December 31, 1993.

10.17 Variable Rate-Installment Note ($6,000,000) between The Colonel's and Comerica Bank dated April 14, 1995. Incorporated by reference from Amendment No. 1 to Brainerd International, Inc.'s Registration Statement on Form S-4 (Registration No. 33-91374).

10.18     Master Revolving Note ($4,500,000) between The
          Colonel's and Comerica Bank dated May 1, 1995.
          Incorporated by reference from Amendment No. 1 to Brainerd International, Inc.'s Registration Statement on Form S-4 (Registration No. 33-91374).

10.19 Security Agreement between The Colonel's and Comerica Bank (f/k/a Manufacturers National Bank of Detroit) dated December 4, 1991. Incorporated by reference from Amendment No. 1 to Brainerd International, Inc.'s Registration Statement on Form S-4 (Registration No. 33-91374).

                      -76-
10.20 Amended and Restated Security Agreement between The Colonel's and Comerica Bank (f/k/a Manufacturers National Bank of Detroit) dated December 4, 1991. Incorporated by reference from Amendment No. 1 to Brainerd International, Inc.'s Registration Statement on Form S-4 (Registration No. 33-91374).

10.21 Amended and Restated Guaranty between Donald and Patsy Williamson and Comerica Bank dated October 8, 1992. Incorporated by reference from Amendment No. 1 to Brainerd International, Inc.'s Registration Statement on Form S-4 (Registration No. 33-91374).

10.22 Lease Agreement between 620 Platt Road, Inc. and The Colonel's dated June 18, 1993 (for Milan, Michigan manufacturing facility). Incorporated by reference from Amendment No. 1 to Brainerd International, Inc.'s Registration Statement on Form S-4 (Registration No. 33-91374).

10.23 First Amendment to Lease Agreement between 620 Platt Road, L.L.C. (f/k/a 620 Platt Road, Inc.) and The Colonel's dated June 16, 1995. Incorporated by reference from Amendment No. 1 to Brainerd International, Inc.'s Registration Statement on
          Form S-4 (Registration No. 33-91374).

10.24 Industrial/Warehouse Lease between JMB/Warehouse Associates Limited Partnership and The Colonel's dated August 1, 1993 (for Houston, Texas warehouse distribution facility). Incorporated by reference from Amendment No. 1 to Brainerd International, Inc.'s Registration Statement on Form S-4 (Registration No. 33-91374).

10.25 Lease Agreement between Industrial Properties Corporation and The Colonel's dated September 15, 1992 (for Dallas, Texas warehouse distribution facility). Incorporated by reference from Amendment No. 1 to Brainerd International, Inc.'s Registration Statement on Form S-4 (Registration No. 33-91374).

10.26 Standard Industrial Lease between Revco D.S., Inc. and The Colonel's dated February 5, 1993 (for Phoenix (Glendale), Arizona warehouse distribution facility). Incorporated by reference from Amendment No. 1 to Brainerd International, Inc.'s Registration Statement on Form S-4 (Registration No. 33-91374).



                      -77-
10.27 Interim Equipment Lease Schedule ($2,729,370) between The Colonel's and Comerica Leasing Corporation dated July 27, 1995. Incorporated by reference from Amendment No. 2 to Brainerd International, Inc.'s Registration Statement on Form S-4 (Registration No. 33-91374).

10.28 Interim Equipment Lease Schedule ($2,044,000) between The Colonel's and Comerica Leasing Corporation dated July 27, 1995. Incorporated by reference from Amendment No. 2 to Brainerd International, Inc.'s Registration Statement on Form S-4 (Registration No. 33-91374).

10.29 Interim Equipment Lease Schedule ($383,468) between The Colonel's and Comerica Leasing Corporation dated July 27, 1995. Incorporated by reference from Amendment No. 2 to Brainerd International, Inc.'s Registration Statement on Form S-4 (Registration No. 33-91374).

10.30 Lease Schedule ($3,464,557) between The Colonel's, Inc. and Comerica Leasing Corporation dated December 27, 1995.

10.31 Interim Lease Schedule ($960,000) between The Colonel's, Inc. and Comerica Leasing Corporation dated December 27, 1995.

10.32 Interim Lease Schedule ($542,811) between The Colonel's, Inc. and Comerica Leasing Corporation dated December 27, 1995.

10.33 Interim Lease Schedule ($85,800) between The Colonel's, Inc. and Comerica Leasing Corporation dated January 26, 1996.

10.34 Interim Lease Schedule ($52,556) between The Colonel's, Inc. and Comerica Leasing Corporation dated February 16, 1996.

10.35     Interim Lease Schedule ($584,250) between The Colonel's,
          Inc. and Comerica Leasing Corporation dated December 27, 1995.

10.36     Interim Lease Schedule ($364,650) between The Colonel's,
          Inc. and Comerica Leasing Corporation dated January 26, 1996.

10.37     Interim Lease Schedule ($178,200) between The Colonel's,
          Inc. and Comerica Leasing Corporation dated February 16, 1996.

11.1      Computation of Per Share Earnings.

21.1      Subsidiaries of the Registrant.


                      -78-
24.1      Powers of Attorney.

27.1      Financial Data Schedule.
















































                      -79-